Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Extended Market Index Portfolio
September 30, 2021
VEMI-NPRT3-1121
1.9887319.103
Common Stocks - 98.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 3.8%
Diversified Telecommunication Services - 0.7%
Anterix, Inc. (a)(b)	371	22,520
ATN International, Inc.	315	14,758
Bandwidth, Inc. (a)	682	61,571
Cogent Communications Group, Inc.	1,268	89,825
Consolidated Communications Holdings, Inc. (a)	2,269	20,852
Globalstar, Inc. (a)	18,619	31,094
IDT Corp. Class B (a)	523	21,940
Iridium Communications, Inc. (a)	3,581	142,703
Liberty Global PLC:
Class A (a)	3,645	108,621
Class C (a)	11,403	335,932
Liberty Latin America Ltd.:
Class A (a)	571	7,469
Class C (a)	5,423	71,150
Lumen Technologies, Inc.	29,869	370,077
Ooma, Inc. (a)	682	12,692
Radius Global Infrastructure, Inc. (a)	1,741	28,431
		1,339,635
Entertainment - 0.9%
AMC Entertainment Holdings, Inc. Class A (a)(b)	11,436	435,254
Cinemark Holdings, Inc. (a)(b)	3,273	62,874
Lions Gate Entertainment Corp.:
Class A (a)(b)	2,512	35,645
Class B (a)	2,931	38,103
Live Nation Entertainment, Inc. (a)	4,339	395,413
LiveXLive Media, Inc. (a)	1,556	4,652
Madison Square Garden Entertainment Corp. (a)	758	55,084
Madison Square Garden Sports Corp. (a)	519	96,508
Marcus Corp. (a)(b)	741	12,930
Playtika Holding Corp.	2,132	58,907
Sciplay Corp. (A Shares) (a)	660	13,655
Warner Music Group Corp. Class A	2,681	114,586
World Wrestling Entertainment, Inc. Class A	1,431	80,508
Zynga, Inc. (a)	30,490	229,590
		1,633,709
Interactive Media & Services - 0.4%
Angi, Inc. (a)	2,389	29,480
Bumble, Inc.	1,555	77,719
CarGurus, Inc. Class A (a)	2,708	85,058
Cars.com, Inc. (a)	2,072	26,211
Eventbrite, Inc. (a)	2,155	40,751
EverQuote, Inc. Class A (a)	307	5,719
Liberty TripAdvisor Holdings, Inc. (a)	2,025	6,257
MediaAlpha, Inc. Class A	487	9,097
QuinStreet, Inc. (a)	1,547	27,165
TripAdvisor, Inc. (a)	2,909	98,470
TrueCar, Inc. (a)	2,858	11,889
Yelp, Inc. (a)	2,121	78,986
Zoominfo Technologies, Inc. (a)	4,910	300,443
		797,245
Media - 1.7%
Altice U.S.A., Inc. Class A (a)	7,386	153,038
AMC Networks, Inc. Class A (a)	910	42,397
Audacy, Inc. Class A (a)	3,527	12,979
Boston Omaha Corp. (a)	465	18,033
Cable One, Inc.	165	299,166
Cardlytics, Inc. (a)	947	79,491
Cbdmd, Inc. (a)	927	1,928
Clear Channel Outdoor Holdings, Inc. (a)	14,206	38,498
DISH Network Corp. Class A (a)	7,492	325,602
E.W. Scripps Co. Class A	1,757	31,731
Fluent, Inc. (a)	1,075	2,440
Gannett Co., Inc. (a)(b)	3,933	26,272
Gray Television, Inc.	2,686	61,295
iHeartMedia, Inc. (a)	3,332	83,367
Interpublic Group of Companies, Inc.	11,839	434,136
John Wiley & Sons, Inc. Class A	1,317	68,761
Loral Space & Communications Ltd.	386	16,602
Magnite, Inc. (a)	3,489	97,692
Meredith Corp. (a)	1,228	68,400
National CineMedia, Inc.	1,721	6,127
News Corp.:
Class A	12,000	282,360
Class B	3,504	81,398
Nexstar Broadcasting Group, Inc. Class A	1,315	199,827
PubMatic, Inc. (b)	271	7,141
Scholastic Corp.	907	32,335
Sinclair Broadcast Group, Inc. Class A	1,441	45,651
Sirius XM Holdings, Inc. (b)	35,103	214,128
TechTarget, Inc. (a)	726	59,837
Tegna, Inc.	6,611	130,369
The New York Times Co. Class A	4,400	216,788
WideOpenWest, Inc. (a)	1,559	30,634
		3,168,423
Wireless Telecommunication Services - 0.1%
Gogo, Inc. (a)	1,576	27,265
NII Holdings, Inc. (a)(c)	1,280	333
Shenandoah Telecommunications Co.	1,504	47,496
Telephone & Data Systems, Inc.	3,045	59,378
U.S. Cellular Corp. (a)	442	14,095
		148,567
TOTAL COMMUNICATION SERVICES		7,087,579
CONSUMER DISCRETIONARY - 13.3%
Auto Components - 1.2%
Adient PLC (a)	2,838	117,635
American Axle & Manufacturing Holdings, Inc. (a)	3,439	30,298
Autoliv, Inc.	2,376	203,671
BorgWarner, Inc.	7,235	312,624
Cooper-Standard Holding, Inc. (a)	501	10,977
Dana, Inc.	4,356	96,877
Dorman Products, Inc. (a)	862	81,606
Fox Factory Holding Corp. (a)	1,266	182,988
Gentex Corp.	7,375	243,228
Gentherm, Inc. (a)	1,008	81,577
LCI Industries	761	102,453
Lear Corp.	1,655	258,974
Modine Manufacturing Co. (a)	1,521	17,233
Motorcar Parts of America, Inc. (a)	607	11,837
Patrick Industries, Inc.	672	55,978
Standard Motor Products, Inc.	598	26,139
Stoneridge, Inc. (a)	835	17,026
Tenneco, Inc. (a)	1,550	22,119
The Goodyear Tire & Rubber Co. (a)	8,424	149,105
Veoneer, Inc. (b)	2,829	96,356
Visteon Corp. (a)	839	79,193
XPEL, Inc. (a)	508	38,537
		2,236,431
Automobiles - 0.2%
Harley-Davidson, Inc.	4,638	169,797
Thor Industries, Inc.	1,678	205,991
Winnebago Industries, Inc.	1,019	73,827
Workhorse Group, Inc. (a)(b)	3,324	25,429
		475,044
Distributors - 0.2%
Funko, Inc. (a)	684	12,456
LKQ Corp. (a)	8,437	424,550
		437,006
Diversified Consumer Services - 0.9%
2U, Inc. (a)	2,236	75,063
Adtalem Global Education, Inc. (a)	1,534	58,001
American Public Education, Inc. (a)	595	15,238
Aspen Group, Inc. (a)(b)	579	3,225
Bright Horizons Family Solutions, Inc. (a)	1,842	256,812
Carriage Services, Inc.	495	22,072
Frontdoor, Inc. (a)	2,578	108,018
Graham Holdings Co.	122	71,878
Grand Canyon Education, Inc. (a)	1,418	124,727
H&R Block, Inc.	5,559	138,975
Houghton Mifflin Harcourt Co. (a)	3,840	51,571
Laureate Education, Inc. Class A	2,834	48,150
OneSpaWorld Holdings Ltd. (a)(b)	1,475	14,706
Perdoceo Education Corp. (a)	2,168	22,894
Regis Corp. (a)(b)	695	2,419
Service Corp. International	5,137	309,556
Strategic Education, Inc.	748	52,734
Stride, Inc. (a)	1,281	46,039
Terminix Global Holdings, Inc. (a)	3,996	166,513
Vivint Smart Home, Inc. Class A (a)	1,324	12,512
WW International, Inc. (a)	1,441	26,298
Xpresspa Group, Inc. (a)(b)	2,510	3,690
Zovio, Inc. (a)	698	1,668
		1,632,759
Hotels, Restaurants & Leisure - 2.7%
Accel Entertainment, Inc. (a)	1,720	20,881
Airbnb, Inc. Class A	2,232	374,418
ARAMARK Holdings Corp.	7,679	252,332
Bally's Corp. (a)	893	44,775
BJ's Restaurants, Inc. (a)	689	28,773
Bloomin' Brands, Inc. (a)	2,424	60,600
Boyd Gaming Corp. (a)	2,438	154,228
Brinker International, Inc. (a)	1,392	68,278
Carrols Restaurant Group, Inc.	928	3,396
Century Casinos, Inc. (a)	779	10,493
Choice Hotels International, Inc.	864	109,184
Churchill Downs, Inc.	1,049	251,844
Chuy's Holdings, Inc. (a)	584	18,414
Cracker Barrel Old Country Store, Inc. (b)	713	99,706
Dave & Buster's Entertainment, Inc. (a)	1,428	54,735
Del Taco Restaurants, Inc.	1,035	9,036
Denny's Corp. (a)	1,943	31,749
Dine Brands Global, Inc. (a)	509	41,336
Drive Shack, Inc. (a)	2,650	7,447
El Pollo Loco Holdings, Inc. (a)	551	9,312
Everi Holdings, Inc. (a)	2,621	63,376
Fiesta Restaurant Group, Inc. (a)	518	5,677
GAN Ltd. (a)	406	6,037
Golden Entertainment, Inc. (a)	558	27,392
Hilton Grand Vacations, Inc. (a)	2,556	121,589
Hyatt Hotels Corp. Class A (a)	1,094	84,347
Jack in the Box, Inc.	693	67,450
Lindblad Expeditions Holdings (a)	966	14,094
Marriott Vacations Worldwide Corp.	1,249	196,505
Monarch Casino & Resort, Inc. (a)	381	25,523
Noodles & Co. (a)	974	11,493
Norwegian Cruise Line Holdings Ltd. (a)(b)	10,990	293,543
Papa John's International, Inc.	995	126,355
Planet Fitness, Inc. (a)	2,509	197,082
Playa Hotels & Resorts NV (a)	2,733	22,657
PlayAGS, Inc. (a)	1,014	7,990
RCI Hospitality Holdings, Inc.	259	17,744
Red Robin Gourmet Burgers, Inc. (a)	460	10,608
Red Rock Resorts, Inc. (a)	1,997	102,286
Ruth's Hospitality Group, Inc. (a)	950	19,675
Scientific Games Corp. Class A (a)	1,696	140,887
SeaWorld Entertainment, Inc. (a)	1,559	86,244
Shake Shack, Inc. Class A (a)	1,098	86,149
Six Flags Entertainment Corp. (a)	2,283	97,028
Texas Roadhouse, Inc. Class A	1,989	181,655
The Cheesecake Factory, Inc.	1,390	65,330
Travel+Leisure Co.	2,591	141,287
Vail Resorts, Inc.	1,219	407,207
Wendy's Co.	5,416	117,419
Wingstop, Inc.	898	147,209
Wyndham Hotels & Resorts, Inc.	2,816	217,367
Wynn Resorts Ltd. (a)	3,177	269,251
		5,029,393
Household Durables - 1.8%
Bassett Furniture Industries, Inc.	282	5,107
Beazer Homes U.S.A., Inc. (a)	862	14,870
Casper Sleep, Inc. (a)	855	3,651
Cavco Industries, Inc. (a)	262	62,026
Century Communities, Inc.	874	53,707
Dream Finders Homes, Inc. (b)	302	5,234
Ethan Allen Interiors, Inc.	652	15,452
Flexsteel Industries, Inc.	209	6,454
GoPro, Inc. Class A (a)	3,762	35,212
Green Brick Partners, Inc. (a)	1,492	30,616
Helen of Troy Ltd. (a)	739	166,039
Hooker Furnishings Corp.	342	9,231
Hovnanian Enterprises, Inc. Class A (a)	145	13,977
Installed Building Products, Inc.	690	73,934
iRobot Corp. (a)(b)	864	67,824
KB Home	2,688	104,617
La-Z-Boy, Inc.	1,404	45,251
Leggett & Platt, Inc.	4,018	180,167
LGI Homes, Inc. (a)	665	94,370
Lovesac (a)	327	21,611
M.D.C. Holdings, Inc.	1,666	77,836
M/I Homes, Inc. (a)	877	50,691
Meritage Homes Corp. (a)	1,132	109,804
Mohawk Industries, Inc. (a)	1,786	316,836
Newell Brands, Inc.	11,408	252,573
Purple Innovation, Inc. (a)	1,812	38,088
Skyline Champion Corp. (a)	1,572	94,414
Sonos, Inc. (a)	2,848	92,161
Taylor Morrison Home Corp. (a)	3,875	99,898
Tempur Sealy International, Inc.	5,785	268,482
Toll Brothers, Inc.	3,391	187,488
TopBuild Corp. (a)	1,002	205,220
TRI Pointe Homes, Inc. (a)	3,585	75,357
Tupperware Brands Corp. (a)	1,491	31,490
Universal Electronics, Inc. (a)	403	19,848
VOXX International Corp. (a)	443	5,072
Vuzix Corp. (a)(b)	1,454	15,209
Whirlpool Corp.	1,899	387,130
ZAGG, Inc. rights (a)(c)	548	49
		3,336,996
Internet & Direct Marketing Retail - 0.5%
1-800-FLOWERS.com, Inc. Class A (a)	806	24,591
Blue Apron Holdings, Inc. Class A (a)(b)	341	2,506
CarParts.com, Inc. (a)	1,082	16,890
Chewy, Inc. (a)(b)	2,313	157,538
Duluth Holdings, Inc. (a)	443	6,038
Groupon, Inc. (a)(b)	692	15,785
Lands' End, Inc. (a)	489	11,511
Liquidity Services, Inc. (a)	810	17,504
Overstock.com, Inc. (a)(b)	1,294	100,828
PetMed Express, Inc. (b)	598	16,068
Poshmark, Inc.	419	9,955
Quotient Technology, Inc. (a)	2,382	13,863
Qurate Retail, Inc. Series A	11,512	117,307
Revolve Group, Inc. (a)	1,015	62,697
Shutterstock, Inc.	675	76,491
Stamps.com, Inc. (a)	557	183,693
Stitch Fix, Inc. (a)	1,784	71,271
The RealReal, Inc. (a)	1,798	23,698
Waitr Holdings, Inc. (a)	3,015	2,669
		930,903
Leisure Products - 0.7%
Acushnet Holdings Corp.	1,041	48,615
American Outdoor Brands, Inc. (a)	451	11,077
AMMO, Inc. (b)	2,342	14,403
Brunswick Corp.	2,355	224,361
Callaway Golf Co. (a)	2,826	78,082
Clarus Corp.	727	18,627
Johnson Outdoors, Inc. Class A	216	22,853
Malibu Boats, Inc. Class A (a)	636	44,507
MasterCraft Boat Holdings, Inc. (a)	582	14,597
Mattel, Inc. (a)	10,543	195,678
Nautilus, Inc. (a)(b)	958	8,919
Polaris, Inc.	1,763	210,961
Smith & Wesson Brands, Inc.	1,620	33,631
Sturm, Ruger & Co., Inc.	537	39,620
Vista Outdoor, Inc. (a)	1,760	70,946
YETI Holdings, Inc. (a)	2,271	194,602
		1,231,479
Multiline Retail - 0.4%
Big Lots, Inc.	1,032	44,748
Dillard's, Inc. Class A (b)	215	37,092
Franchise Group, Inc.	835	29,567
Kohl's Corp.	4,773	224,761
Macy's, Inc.	9,397	212,372
Nordstrom, Inc. (a)	3,284	86,862
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	1,730	104,284
		739,686
Specialty Retail - 3.2%
Abercrombie & Fitch Co. Class A (a)	1,909	71,836
Academy Sports & Outdoors, Inc.	1,180	47,224
Advance Auto Parts, Inc.	1,985	414,647
America's Car Mart, Inc. (a)	187	21,838
American Eagle Outfitters, Inc. (b)	4,530	116,874
Asbury Automotive Group, Inc. (a)	585	115,093
AutoNation, Inc. (a)	1,672	203,583
Barnes & Noble Education, Inc. (a)(b)	849	8,482
Bath & Body Works, Inc.	7,991	503,673
Bed Bath & Beyond, Inc. (a)(b)	3,659	63,209
Big 5 Sporting Goods Corp. (b)	596	13,732
Boot Barn Holdings, Inc. (a)	884	78,561
Caleres, Inc.	1,165	25,886
Camping World Holdings, Inc.	1,142	44,390
Chico's FAS, Inc. (a)	3,579	16,070
Citi Trends, Inc. (a)	304	22,180
Conn's, Inc. (a)	576	13,150
Designer Brands, Inc. Class A (a)(b)	1,791	24,949
Dick's Sporting Goods, Inc.	1,992	238,582
Five Below, Inc. (a)	1,694	299,516
Floor & Decor Holdings, Inc. Class A (a)	3,164	382,180
Foot Locker, Inc.	3,157	144,149
GameStop Corp. Class A (a)(b)	1,657	290,754
Gap, Inc.	6,226	141,330
Genesco, Inc. (a)	428	24,708
Group 1 Automotive, Inc.	512	96,195
GrowGeneration Corp. (a)(b)	1,455	35,895
Guess?, Inc.	1,140	23,951
Haverty Furniture Companies, Inc.	499	16,821
Hibbett, Inc. (b)	510	36,077
Leslie's, Inc. (b)	2,855	58,642
Lithia Motors, Inc. Class A (sub. vtg.)	901	285,653
Lumber Liquidators Holdings, Inc. (a)	913	17,055
MarineMax, Inc. (a)	681	33,042
Monro, Inc.	1,021	58,718
Murphy U.S.A., Inc.	767	128,288
National Vision Holdings, Inc. (a)	2,449	139,030
OneWater Marine, Inc. Class A	292	11,741
Party City Holdco, Inc. (a)	3,267	23,196
Penske Automotive Group, Inc.	966	97,180
Petco Health & Wellness Co., Inc. (b)	2,193	46,272
Rent-A-Center, Inc.	1,477	83,022
RH (a)	494	329,454
Sally Beauty Holdings, Inc. (a)	3,385	57,037
Shoe Carnival, Inc.	515	16,696
Signet Jewelers Ltd.	1,578	124,599
Sleep Number Corp. (a)	777	72,634
Sonic Automotive, Inc. Class A (sub. vtg.)	715	37,566
Sportsman's Warehouse Holdings, Inc. (a)	1,270	22,352
The Aaron's Co., Inc.	1,041	28,669
The Buckle, Inc.	867	34,325
The Cato Corp. Class A (sub. vtg.)	638	10,553
The Children's Place, Inc. (a)	448	33,716
The ODP Corp. (a)	1,604	64,417
Tilly's, Inc.	654	9,163
TravelCenters of America LLC (a)	417	20,762
Urban Outfitters, Inc. (a)	2,096	62,230
Victoria's Secret & Co.	2,663	147,157
Vroom, Inc. (a)(b)	1,061	23,416
Williams-Sonoma, Inc.	2,319	411,228
Winmark Corp.	91	19,568
Zumiez, Inc. (a)	653	25,963
		6,068,879
Textiles, Apparel & Luxury Goods - 1.5%
Capri Holdings Ltd. (a)	4,576	221,524
Carter's, Inc.	1,333	129,621
Columbia Sportswear Co.	922	88,364
Crocs, Inc. (a)	1,984	284,664
Deckers Outdoor Corp. (a)	855	307,971
Fossil Group, Inc. (a)	1,413	16,744
G-III Apparel Group Ltd. (a)	1,337	37,837
Hanesbrands, Inc.	10,564	181,278
Kontoor Brands, Inc.	1,414	70,629
Lakeland Industries, Inc. (a)	248	5,208
Levi Strauss & Co. Class A	2,367	58,015
Movado Group, Inc.	507	15,965
Oxford Industries, Inc. (b)	512	46,167
PVH Corp. (a)	2,152	221,204
Ralph Lauren Corp.	1,460	162,118
Samsonite International SA (a)(d)	40,800	87,618
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	4,144	174,545
Steven Madden Ltd.	2,337	93,854
Superior Group of Companies, Inc.	283	6,591
Tapestry, Inc.	8,410	311,338
Under Armour, Inc.:
Class A (sub. vtg.) (a)	6,250	126,125
Class C (non-vtg.) (a)	5,288	92,646
Unifi, Inc. (a)	441	9,671
Vera Bradley, Inc. (a)	635	5,975
Wolverine World Wide, Inc.	2,474	73,824
		2,829,496
TOTAL CONSUMER DISCRETIONARY		24,948,072
CONSUMER STAPLES - 3.2%
Beverages - 0.3%
Boston Beer Co., Inc. Class A (a)	279	142,220
Celsius Holdings, Inc. (a)	1,017	91,622
Coca-Cola Bottling Co. Consolidated	143	56,368
MGP Ingredients, Inc. (b)	413	26,886
Molson Coors Beverage Co. Class B	5,689	263,856
National Beverage Corp.	707	37,110
Newage, Inc. (a)(b)	3,297	4,583
		622,645
Food & Staples Retailing - 0.7%
Andersons, Inc.	957	29,504
BJ's Wholesale Club Holdings, Inc. (a)	4,163	228,632
Casey's General Stores, Inc.	1,121	211,252
Chefs' Warehouse Holdings (a)	973	31,691
Grocery Outlet Holding Corp. (a)	2,611	56,319
Ingles Markets, Inc. Class A	422	27,865
Natural Grocers by Vitamin Cottage, Inc.	391	4,387
Performance Food Group Co. (a)	4,651	216,085
PriceSmart, Inc.	717	55,603
Rite Aid Corp. (a)(b)	1,669	23,700
SpartanNash Co.	1,053	23,061
Sprouts Farmers Market LLC (a)	3,553	82,323
U.S. Foods Holding Corp. (a)	6,693	231,979
United Natural Foods, Inc. (a)	1,688	81,733
Weis Markets, Inc.	504	26,485
		1,330,619
Food Products - 1.6%
B&G Foods, Inc. Class A (b)	1,943	58,076
Beyond Meat, Inc. (a)(b)	1,508	158,732
Bunge Ltd.	4,242	344,959
Cal-Maine Foods, Inc. (a)	1,160	41,946
Calavo Growers, Inc.	516	19,732
Campbell Soup Co.	6,141	256,755
Darling Ingredients, Inc. (a)	4,928	354,323
Flowers Foods, Inc.	5,944	140,457
Fresh Del Monte Produce, Inc.	941	30,319
Freshpet, Inc. (a)	1,307	186,496
Hostess Brands, Inc. Class A (a)	3,929	68,247
Ingredion, Inc.	2,029	180,601
J&J Snack Foods Corp.	451	68,922
John B. Sanfilippo & Son, Inc.	271	22,146
Laird Superfood, Inc.	87	1,660
Lamb Weston Holdings, Inc.	4,428	271,746
Lancaster Colony Corp.	592	99,936
Landec Corp. (a)	763	7,035
Pilgrim's Pride Corp. (a)	1,487	43,242
Post Holdings, Inc. (a)	1,804	198,729
Sanderson Farms, Inc.	601	113,108
Seaboard Corp.	8	32,800
Seneca Foods Corp. Class A (a)	199	9,596
The Hain Celestial Group, Inc. (a)	2,460	105,239
The Simply Good Foods Co. (a)	2,546	87,812
Tootsie Roll Industries, Inc. (b)	542	16,493
TreeHouse Foods, Inc. (a)	1,677	66,879
Vital Farms, Inc.	442	7,766
Whole Earth Brands, Inc. Class A (a)	891	10,291
		3,004,043
Household Products - 0.2%
Central Garden & Pet Co. (a)	372	17,856
Central Garden & Pet Co. Class A (non-vtg.) (a)	1,120	48,160
Energizer Holdings, Inc.	1,749	68,298
Reynolds Consumer Products, Inc.	1,638	44,783
Spectrum Brands Holdings, Inc.	1,156	110,595
WD-40 Co.	413	95,601
		385,293
Personal Products - 0.3%
BellRing Brands, Inc. Class A (a)	1,191	36,623
Coty, Inc. Class A (a)	8,505	66,849
Edgewell Personal Care Co.	1,643	59,641
elf Beauty, Inc. (a)	1,183	34,366
Herbalife Nutrition Ltd. (a)	2,635	111,671
Inter Parfums, Inc.	545	40,750
MediFast, Inc.	355	68,387
Nu Skin Enterprises, Inc. Class A	1,527	61,798
USANA Health Sciences, Inc. (a)	366	33,745
Veru, Inc. (a)	1,909	16,284
		530,114
Tobacco - 0.1%
22nd Century Group, Inc. (a)	4,437	13,134
Turning Point Brands, Inc.	363	17,333
Universal Corp.	733	35,426
Vector Group Ltd.	3,877	49,432
		115,325
TOTAL CONSUMER STAPLES		5,988,039
ENERGY - 3.5%
Energy Equipment & Services - 0.6%
Archrock, Inc.	3,863	31,870
Aspen Aerogels, Inc. (a)	828	38,096
Bristow Group, Inc. (a)	697	22,186
Cactus, Inc.	1,640	61,861
Championx Corp. (a)	5,621	125,686
Core Laboratories NV (b)	1,328	36,852
DMC Global, Inc. (a)	479	17,680
Dril-Quip, Inc. (a)	1,060	26,691
Frank's International NV (a)	3,624	10,655
Helix Energy Solutions Group, Inc. (a)	4,367	16,944
Helmerich & Payne, Inc.	3,238	88,754
Liberty Oilfield Services, Inc. Class A (a)	2,482	30,107
Nabors Industries Ltd. (a)	198	19,103
Newpark Resources, Inc. (a)	2,574	8,494
Nextier Oilfield Solutions, Inc. (a)	5,048	23,221
NOV, Inc. (a)	11,697	153,348
Oceaneering International, Inc. (a)	3,006	40,040
Oil States International, Inc. (a)	1,924	12,294
Patterson-UTI Energy, Inc.	5,690	51,210
ProPetro Holding Corp. (a)	2,568	22,213
RPC, Inc. (a)(b)	1,912	9,292
Select Energy Services, Inc. Class A (a)	2,014	10,453
Solaris Oilfield Infrastructure, Inc. Class A	1,000	8,340
Technip Energies NV ADR	3,490	54,688
TechnipFMC PLC (a)	12,722	95,797
TETRA Technologies, Inc. (a)	3,631	11,329
Tidewater, Inc. (a)	1,265	15,256
Transocean Ltd. (United States) (a)(b)	17,699	67,079
U.S. Silica Holdings, Inc. (a)	2,317	18,513
		1,128,052
Oil, Gas & Consumable Fuels - 2.9%
Alto Ingredients, Inc. (a)(b)	1,861	9,193
Antero Resources Corp. (a)	8,368	157,402
APA Corp.	11,435	245,052
Arch Resources, Inc. (a)	452	41,923
Berry Corp.	2,125	15,321
Bonanza Creek Energy, Inc.	580	27,782
Brigham Minerals, Inc. Class A	1,118	21,421
Cabot Oil & Gas Corp.	12,114	263,601
Callon Petroleum Co. (a)	1,387	68,074
Centennial Resource Development, Inc. Class A (a)(b)	5,612	37,600
Cimarex Energy Co.	3,111	271,279
Clean Energy Fuels Corp. (a)(b)	3,563	29,038
CNX Resources Corp. (a)	6,688	84,403
Comstock Resources, Inc. (a)	1,653	17,109
CONSOL Energy, Inc. (a)	946	24,615
Contango Oil & Gas Co. (a)(b)	4,003	18,294
Continental Resources, Inc. (b)	1,875	86,531
CVR Energy, Inc.	846	14,094
Delek U.S. Holdings, Inc.	1,881	33,802
Denbury, Inc. (a)	1,504	105,656
Devon Energy Corp.	17,932	636,718
Diamondback Energy, Inc.	5,473	518,129
EQT Corp. (a)	8,437	172,621
Equitrans Midstream Corp.	12,286	124,580
Green Plains, Inc. (a)	1,291	42,151
HollyFrontier Corp.	4,504	149,218
International Seaways, Inc.	1,248	22,739
Kosmos Energy Ltd. (a)	12,248	36,254
Laredo Petroleum, Inc. (a)(b)	286	23,186
Magnolia Oil & Gas Corp. Class A	4,132	73,508
Marathon Oil Corp.	23,895	326,645
Matador Resources Co.	3,309	125,874
Murphy Oil Corp.	4,338	108,320
National Energy Services Reunited Corp. (a)	1,022	12,795
Northern Oil & Gas, Inc.	1,365	29,211
Ovintiv, Inc.	7,866	258,634
Par Pacific Holdings, Inc. (a)	1,192	18,738
PBF Energy, Inc. Class A (a)	2,865	37,159
PDC Energy, Inc.	3,009	142,597
Peabody Energy Corp. (a)	2,128	31,473
Penn Virginia Corp. (a)	435	11,601
Range Resources Corp. (a)	7,810	176,740
Renewable Energy Group, Inc. (a)	1,335	67,017
Rex American Resources Corp. (a)	158	12,619
SM Energy Co.	3,228	85,155
Southwestern Energy Co. (a)	19,498	108,019
Talos Energy, Inc. (a)	911	12,544
Targa Resources Corp.	6,912	340,140
Teekay Corp. (a)(b)	3,131	11,459
Teekay Tankers Ltd. (a)	697	10,127
Tellurian, Inc. (a)(b)	6,659	26,037
Uranium Energy Corp. (a)	6,294	19,197
W&T Offshore, Inc. (a)	2,704	10,059
World Fuel Services Corp.	1,922	64,618
		5,418,072
TOTAL ENERGY		6,546,124
FINANCIALS - 16.4%
Banks - 6.1%
1st Source Corp.	519	24,518
Allegiance Bancshares, Inc.	553	21,097
Ameris Bancorp	2,103	109,104
Associated Banc-Corp.	4,604	98,618
Atlantic Union Bankshares Corp.	2,373	87,445
Banc of California, Inc.	1,337	24,721
BancFirst Corp.	579	34,809
Bancorp, Inc., Delaware (a)	1,592	40,516
BancorpSouth Bank	2,938	87,494
Bank of Hawaii Corp.	1,208	99,261
Bank OZK	3,658	157,221
BankUnited, Inc.	2,793	116,803
Banner Corp.	1,071	59,130
Berkshire Hills Bancorp, Inc.	1,511	40,767
BOK Financial Corp.	930	83,282
Brookline Bancorp, Inc., Delaware	2,406	36,716
Bryn Mawr Bank Corp.	588	27,019
Cadence Bancorp Class A	3,766	82,701
Camden National Corp.	461	22,082
Cathay General Bancorp	2,277	94,245
Central Pacific Financial Corp.	876	22,496
CIT Group, Inc.	2,982	154,915
City Holding Co.	466	36,306
Columbia Banking Systems, Inc.	2,186	83,046
Comerica, Inc.	4,211	338,986
Commerce Bancshares, Inc.	3,182	221,722
Community Bank System, Inc.	1,614	110,430
Community Trust Bancorp, Inc.	438	18,440
ConnectOne Bancorp, Inc.	1,052	31,571
CrossFirst Bankshares, Inc.	1,444	18,772
Cullen/Frost Bankers, Inc.	1,697	201,298
Customers Bancorp, Inc. (a)	885	38,073
CVB Financial Corp.	3,894	79,321
Dime Community Bancshares, Inc.	1,070	34,946
Eagle Bancorp, Inc.	970	55,775
East West Bancorp, Inc.	4,287	332,414
Eastern Bankshares, Inc.	5,570	113,071
Enterprise Financial Services Corp.	1,135	51,393
FB Financial Corp.	936	40,136
First Bancorp, North Carolina (b)	881	37,892
First Bancorp, Puerto Rico	6,588	86,632
First Bancshares, Inc.	659	25,556
First Busey Corp.	1,466	36,108
First Citizens Bancshares, Inc. (b)	219	184,654
First Commonwealth Financial Corp.	2,948	40,181
First Financial Bancorp, Ohio	2,937	68,755
First Financial Bankshares, Inc.	4,312	198,136
First Financial Corp., Indiana	341	14,339
First Foundation, Inc.	1,211	31,849
First Hawaiian, Inc.	3,949	115,903
First Horizon National Corp.	16,821	274,014
First Interstate Bancsystem, Inc.	1,010	40,663
First Merchants Corp.	1,662	69,538
First Midwest Bancorp, Inc., Delaware	3,496	66,459
Flushing Financial Corp.	910	20,566
FNB Corp., Pennsylvania	9,673	112,400
Fulton Financial Corp.	4,895	74,796
German American Bancorp, Inc.	764	29,513
Glacier Bancorp, Inc.	2,891	160,017
Great Southern Bancorp, Inc.	326	17,868
Great Western Bancorp, Inc.	1,652	54,086
Hancock Whitney Corp.	2,613	123,125
Hanmi Financial Corp.	959	19,238
HarborOne Bancorp, Inc.	1,781	25,005
Heartland Financial U.S.A., Inc.	1,187	57,071
Heritage Commerce Corp.	1,871	21,760
Heritage Financial Corp., Washington	1,117	28,484
Hilltop Holdings, Inc.	1,972	64,425
Home Bancshares, Inc.	4,621	108,732
Hope Bancorp, Inc.	3,756	54,237
Horizon Bancorp, Inc. Indiana (b)	1,200	21,804
Independent Bank Corp.	687	14,757
Independent Bank Corp., Massachusetts	996	75,845
Independent Bank Group, Inc.	1,121	79,636
International Bancshares Corp.	1,674	69,705
Investors Bancorp, Inc.	6,845	103,428
Lakeland Bancorp, Inc.	1,498	26,410
Lakeland Financial Corp.	792	56,422
Live Oak Bancshares, Inc.	939	59,749
Midland States Bancorp, Inc.	578	14,294
National Bank Holdings Corp.	939	38,011
NBT Bancorp, Inc.	1,331	48,076
Nicolet Bankshares, Inc. (a)	268	19,880
OceanFirst Financial Corp.	1,849	39,587
OFG Bancorp	1,524	38,435
Old National Bancorp, Indiana	5,031	85,275
Origin Bancorp, Inc.	676	28,629
Pacific Premier Bancorp, Inc.	2,851	118,145
PacWest Bancorp	3,531	160,025
Park National Corp.	431	52,560
Peoples Bancorp, Inc.	508	16,058
Peoples United Financial, Inc.	12,876	224,944
Pinnacle Financial Partners, Inc.	2,304	216,760
Popular, Inc.	2,549	197,981
Preferred Bank, Los Angeles	424	28,272
Prosperity Bancshares, Inc.	2,804	199,449
QCR Holdings, Inc.	440	22,634
Renasant Corp.	1,706	61,501
S&T Bancorp, Inc.	1,211	35,688
Sandy Spring Bancorp, Inc.	1,436	65,798
Seacoast Banking Corp., Florida	1,691	57,173
ServisFirst Bancshares, Inc.	1,422	110,632
Signature Bank	1,728	470,500
Silvergate Capital Corp.	587	67,799
Simmons First National Corp. Class A	3,299	97,518
Southside Bancshares, Inc.	943	36,107
Southstate Corp.	2,151	160,615
Sterling Bancorp	5,849	145,991
Stock Yards Bancorp, Inc.	647	37,947
Synovus Financial Corp.	4,501	197,549
Texas Capital Bancshares, Inc. (a)	1,521	91,290
Tompkins Financial Corp.	368	29,775
TowneBank	1,972	61,349
Trico Bancshares	811	35,197
TriState Capital Holdings, Inc. (a)	812	17,174
Triumph Bancorp, Inc. (a)	688	68,889
Trustmark Corp.	1,932	62,249
UMB Financial Corp.	1,305	126,207
Umpqua Holdings Corp.	6,606	133,772
United Bankshares, Inc., West Virginia	3,901	141,918
United Community Bank, Inc.	2,652	87,039
Univest Corp. of Pennsylvania	910	24,925
Valley National Bancorp	12,285	163,513
Veritex Holdings, Inc.	1,522	59,906
Washington Trust Bancorp, Inc.	520	27,550
Webster Financial Corp.	2,728	148,567
WesBanco, Inc.	2,038	69,455
Westamerica Bancorp.	812	45,683
Western Alliance Bancorp.	3,133	340,933
Wintrust Financial Corp.	1,717	137,995
Zions Bancorp NA	4,974	307,841
		11,375,478
Capital Markets - 3.3%
Affiliated Managers Group, Inc.	1,291	195,057
Apollo Global Management LLC Class A (b)	6,388	393,437
Ares Management Corp.	3,275	241,793
Artisan Partners Asset Management, Inc.	1,855	90,747
Assetmark Financial Holdings, Inc. (a)	537	13,355
B. Riley Financial, Inc.	547	32,295
BGC Partners, Inc. Class A	9,760	50,850
Blucora, Inc. (a)	1,404	21,888
BrightSphere Investment Group, Inc.	1,775	46,381
Carlyle Group LP	3,538	167,277
Cboe Global Markets, Inc.	3,249	402,421
Cohen & Steers, Inc.	711	59,560
Coinbase Global, Inc. (a)(b)	815	185,396
Cowen Group, Inc. Class A	826	28,340
Diamond Hill Investment Group, Inc.	87	15,282
Donnelley Financial Solutions, Inc. (a)	895	30,985
Evercore, Inc. Class A	1,277	170,697
FactSet Research Systems, Inc.	1,150	453,997
Federated Hermes, Inc.	2,840	92,300
Focus Financial Partners, Inc. Class A (a)	1,436	75,203
Franklin Resources, Inc.	8,262	245,547
Greenhill & Co., Inc. (b)	447	6,535
Hamilton Lane, Inc. Class A	976	82,784
Houlihan Lokey	1,566	144,229
Interactive Brokers Group, Inc.	2,453	152,920
Invesco Ltd.	11,407	275,023
Janus Henderson Group PLC	5,173	213,800
Jefferies Financial Group, Inc.	6,128	227,533
Lazard Ltd. Class A	3,416	156,453
LPL Financial	2,417	378,889
Moelis & Co. Class A	1,763	109,077
Morningstar, Inc.	652	168,888
Open Lending Corp. (a)	2,969	107,092
Oppenheimer Holdings, Inc. Class A (non-vtg.)	266	12,047
Piper Jaffray Companies	423	58,569
PJT Partners, Inc.	732	57,909
Sculptor Capital Management, Inc. Class A	564	15,730
SEI Investments Co.	3,613	214,251
StepStone Group, Inc. Class A	828	35,306
Stifel Financial Corp.	3,190	216,792
StoneX Group, Inc. (a)	490	32,291
Tradeweb Markets, Inc. Class A	3,085	249,206
Victory Capital Holdings, Inc.	489	17,120
Virtu Financial, Inc. Class A	2,472	60,391
Virtus Investment Partners, Inc.	214	66,408
WisdomTree Investments, Inc.	3,493	19,805
		6,091,856
Consumer Finance - 0.8%
Credit Acceptance Corp. (a)(b)	351	205,440
CURO Group Holdings Corp.	554	9,601
Encore Capital Group, Inc. (a)(b)	947	46,659
Enova International, Inc. (a)	1,122	38,765
EZCORP, Inc. (non-vtg.) Class A (a)	1,634	12,369
First Cash Financial Services, Inc.	1,235	108,063
Green Dot Corp. Class A (a)	1,629	81,988
LendingClub Corp. (a)	2,486	70,205
LendingTree, Inc. (a)	328	45,864
Navient Corp.	5,532	109,146
Nelnet, Inc. Class A	605	47,940
OneMain Holdings, Inc.	3,211	177,665
PRA Group, Inc. (a)	1,356	57,142
PROG Holdings, Inc.	2,039	85,658
Santander Consumer U.S.A. Holdings, Inc.	2,114	88,154
SLM Corp.	10,168	178,957
Upstart Holdings, Inc.	512	162,017
World Acceptance Corp. (a)	119	22,560
		1,548,193
Diversified Financial Services - 0.4%
A-Mark Precious Metals, Inc.	134	8,043
Cannae Holdings, Inc. (a)	2,591	80,606
Equitable Holdings, Inc.	11,870	351,827
Voya Financial, Inc.	3,760	230,826
		671,302
Insurance - 3.8%
Alleghany Corp. (a)	423	264,125
AMBAC Financial Group, Inc. (a)	1,293	18,516
American Equity Investment Life Holding Co.	2,574	76,113
American Financial Group, Inc.	2,121	266,885
American National Group, Inc.	273	51,605
Amerisafe, Inc.	588	33,022
Argo Group International Holdings, Ltd.	1,049	54,779
Assurant, Inc.	1,752	276,378
Assured Guaranty Ltd.	2,301	107,710
Athene Holding Ltd. (a)	3,771	259,709
Axis Capital Holdings Ltd.	2,413	111,095
Brighthouse Financial, Inc. (a)	2,628	118,864
Brown & Brown, Inc.	7,085	392,863
BRP Group, Inc. (a)	1,333	44,376
CNO Financial Group, Inc.	4,005	94,278
eHealth, Inc. (a)	789	31,955
Employers Holdings, Inc.	836	33,014
Enstar Group Ltd. (a)	400	93,892
Erie Indemnity Co. Class A	755	134,707
Everest Re Group Ltd.	1,211	303,695
Fidelity National Financial, Inc.	8,818	399,808
First American Financial Corp.	3,325	222,941
Genworth Financial, Inc. Class A (a)	15,078	56,543
Globe Life, Inc.	2,872	255,694
GoHealth, Inc. (a)	1,212	6,096
Goosehead Insurance	511	77,820
Greenlight Capital Re, Ltd. (a)	911	6,732
Hanover Insurance Group, Inc.	1,099	142,452
HCI Group, Inc.	186	20,603
Heritage Insurance Holdings, Inc.	660	4,495
Horace Mann Educators Corp.	1,265	50,334
James River Group Holdings Ltd.	1,095	41,314
Kemper Corp.	1,855	123,895
Kinsale Capital Group, Inc.	652	105,428
Lemonade, Inc. (a)(b)	545	36,520
Lincoln National Corp.	5,462	375,513
Loews Corp.	6,834	368,558
MBIA, Inc. (a)(b)	1,427	18,337
Mercury General Corp.	813	45,260
National Western Life Group, Inc.	65	13,688
Old Republic International Corp.	8,559	197,970
Palomar Holdings, Inc. (a)	665	53,752
Primerica, Inc.	1,193	183,281
ProAssurance Corp.	1,586	37,715
Reinsurance Group of America, Inc.	2,056	228,751
RenaissanceRe Holdings Ltd.	1,539	214,537
RLI Corp.	1,208	121,126
Root, Inc. (b)	780	4,111
Safety Insurance Group, Inc.	417	33,047
Selective Insurance Group, Inc.	1,817	137,238
Selectquote, Inc. (a)	1,343	17,365
Siriuspoint Ltd. (a)	2,637	24,419
Stewart Information Services Corp.	817	51,683
Trean Insurance Group, Inc. (a)	402	4,161
Trupanion, Inc. (a)	1,005	78,058
United Fire Group, Inc.	648	14,969
Universal Insurance Holdings, Inc.	890	11,606
Unum Group	6,161	154,395
W.R. Berkley Corp.	4,240	310,283
White Mountains Insurance Group Ltd.	93	99,474
		7,117,553
Mortgage Real Estate Investment Trusts - 1.1%
AG Mortgage Investment Trust, Inc.	350	4,001
AGNC Investment Corp.	16,270	256,578
Annaly Capital Management, Inc.	42,226	355,543
Apollo Commercial Real Estate Finance, Inc.	3,983	59,068
Arbor Realty Trust, Inc.	3,554	65,856
Ares Commercial Real Estate Corp.	1,007	15,186
Armour Residential REIT, Inc.	1,995	21,506
Blackstone Mortgage Trust, Inc.	4,473	135,621
BrightSpire Capital, Inc.	2,390	22,442
Broadmark Realty Capital, Inc.	3,911	38,562
Capstead Mortgage Corp.	2,780	18,598
Cherry Hill Mortgage Investment Corp. (b)	447	3,969
Chimera Investment Corp.	6,967	103,460
Dynex Capital, Inc.	814	14,066
Ellington Financial LLC	1,403	25,661
Granite Point Mortgage Trust, Inc.	1,736	22,863
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,373	126,908
Invesco Mortgage Capital, Inc.	7,212	22,718
KKR Real Estate Finance Trust, Inc.	882	18,610
Ladder Capital Corp. Class A	3,874	42,808
MFA Financial, Inc.	13,827	63,189
New Residential Investment Corp.	13,874	152,614
New York Mortgage Trust, Inc.	11,637	49,574
Orchid Island Capital, Inc.	2,793	13,658
PennyMac Mortgage Investment Trust	3,014	59,346
Ready Capital Corp.	1,775	25,613
Redwood Trust, Inc.	3,414	44,006
Starwood Property Trust, Inc.	8,731	213,124
TPG RE Finance Trust, Inc.	1,827	22,618
Two Harbors Investment Corp. (b)	9,533	60,439
Western Asset Mortgage Capital Corp.	1,882	4,912
		2,083,117
Thrifts & Mortgage Finance - 0.9%
Axos Financial, Inc. (a)	1,580	81,433
Capitol Federal Financial, Inc.	3,907	44,891
Columbia Financial, Inc. (a)	1,458	26,973
Essent Group Ltd.	3,418	150,426
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	238	25,828
Flagstar Bancorp, Inc.	1,430	72,615
HomeStreet, Inc.	633	26,048
Kearny Financial Corp.	2,359	29,322
Merchants Bancorp	482	19,025
Meridian Bancorp, Inc. Maryland	1,596	33,133
Meta Financial Group, Inc.	993	52,113
MGIC Investment Corp.	10,237	153,146
Mr. Cooper Group, Inc. (a)	2,118	87,198
New York Community Bancorp, Inc.	14,072	181,107
NMI Holdings, Inc. (a)	2,580	58,334
Northfield Bancorp, Inc.	1,410	24,196
Northwest Bancshares, Inc.	3,872	51,420
Ocwen Financial Corp. (a)(b)	238	6,695
PennyMac Financial Services, Inc.	1,187	72,561
Premier Financial Corp.	1,159	36,903
Provident Financial Services, Inc.	2,195	51,517
Radian Group, Inc.	5,783	131,390
Rocket Companies, Inc.	3,534	56,685
TFS Financial Corp.	1,444	27,523
Trustco Bank Corp., New York	595	19,022
Walker & Dunlop, Inc.	881	99,994
Washington Federal, Inc.	2,252	77,266
Waterstone Financial, Inc.	565	11,577
WSFS Financial Corp.	1,433	73,527
		1,781,868
TOTAL FINANCIALS		30,669,367
HEALTH CARE - 12.7%
Biotechnology - 5.2%
4D Molecular Therapeutics, Inc.	267	7,201
Abeona Therapeutics, Inc. (a)	1,827	2,046
ACADIA Pharmaceuticals, Inc. (a)	3,576	59,397
Acceleron Pharma, Inc. (a)	1,597	274,844
ADMA Biologics, Inc. (a)	2,443	2,761
Adverum Biotechnologies, Inc. (a)	2,586	5,612
Aeglea BioTherapeutics, Inc. (a)	1,109	8,817
Agenus, Inc. (a)	4,818	25,295
Agios Pharmaceuticals, Inc. (a)	1,760	81,224
Akebia Therapeutics, Inc. (a)(b)	4,962	14,291
Akero Therapeutics, Inc. (a)(b)	535	11,957
Akouos, Inc. (a)	423	4,911
Albireo Pharma, Inc. (a)	562	17,534
Aldeyra Therapeutics, Inc. (a)	1,302	11,432
Alector, Inc. (a)	1,597	36,444
Aligos Therapeutics, Inc.	309	4,793
Alkermes PLC (a)	4,797	147,939
Allakos, Inc. (a)	962	101,847
Allogene Therapeutics, Inc. (a)	2,017	51,837
Allovir, Inc. (a)	480	12,029
Altimmune, Inc. (a)(b)	964	10,903
ALX Oncology Holdings, Inc. (a)	342	25,260
Amicus Therapeutics, Inc. (a)	7,942	75,846
AnaptysBio, Inc. (a)(b)	638	17,303
Anavex Life Sciences Corp. (a)(b)	2,140	38,413
Anika Therapeutics, Inc. (a)	449	19,109
Annexon, Inc. (a)	441	8,207
Apellis Pharmaceuticals, Inc. (a)	1,772	58,405
Applied Genetic Technologies Corp. (a)	1,057	3,182
Applied Molecular Transport, Inc. (a)	452	11,693
Applied Therapeutics, Inc. (a)	476	7,902
Aprea Therapeutics, Inc. (a)(b)	293	1,497
Arbutus Biopharma Corp. (a)(b)	1,874	8,039
Arcturus Therapeutics Holdings, Inc. (a)(b)	602	28,764
Arcus Biosciences, Inc. (a)	1,339	46,691
Arcutis Biotherapeutics, Inc. (a)	807	19,279
Ardelyx, Inc. (a)	2,000	2,640
Arena Pharmaceuticals, Inc. (a)	1,835	109,274
Arrowhead Pharmaceuticals, Inc. (a)	3,146	196,405
Assembly Biosciences, Inc. (a)	1,110	3,863
Atara Biotherapeutics, Inc. (a)	2,557	45,770
Athenex, Inc. (a)(b)	2,095	6,306
Athersys, Inc. (a)	5,280	7,022
Atreca, Inc. (a)(b)	770	4,797
Avid Bioservices, Inc. (a)	1,725	37,208
Avidity Biosciences, Inc. (a)	462	11,379
Avita Medical, Inc. (a)	694	12,298
AVROBIO, Inc. (a)	1,019	5,686
Beam Therapeutics, Inc. (a)	817	71,087
BeyondSpring, Inc. (a)(b)	733	11,552
BioAtla, Inc.	331	9,745
BioCryst Pharmaceuticals, Inc. (a)(b)	5,330	76,592
Biohaven Pharmaceutical Holding Co. Ltd. (a)	1,595	221,561
BioXcel Therapeutics, Inc. (a)	429	13,020
Black Diamond Therapeutics, Inc. (a)(b)	430	3,638
bluebird bio, Inc. (a)	2,046	39,099
Blueprint Medicines Corp. (a)	1,756	180,534
Bolt Biotherapeutics, Inc. (b)	362	4,579
BrainStorm Cell Therpeutic, Inc. (a)	684	2,257
BridgeBio Pharma, Inc. (a)(b)	2,931	137,376
Burning Rock Biotech Ltd. ADR (a)	460	8,225
C4 Therapeutics, Inc.	434	19,391
Calithera Biosciences, Inc. (a)	2,080	4,534
Capricor Therapeutics, Inc. (a)	497	1,998
CareDx, Inc. (a)	1,567	99,301
Catalyst Biosciences, Inc. (a)	796	3,272
Catalyst Pharmaceutical Partners, Inc. (a)	3,062	16,229
Cel-Sci Corp. (a)	1,203	13,221
Celldex Therapeutics, Inc. (a)	1,387	74,884
ChemoCentryx, Inc. (a)	1,507	25,770
Chimerix, Inc. (a)	2,248	13,915
Chinook Therapeutics, Inc. (a)	1,094	13,959
Clene, Inc. (a)	613	4,187
Clovis Oncology, Inc. (a)(b)	3,312	14,772
Codiak Biosciences, Inc.	256	4,180
Coherus BioSciences, Inc. (a)	1,916	30,790
Concert Pharmaceuticals, Inc. (a)	912	2,982
Corbus Pharmaceuticals Holdings, Inc. (a)	2,016	2,056
Cortexyme, Inc. (a)(b)	401	36,756
Crinetics Pharmaceuticals, Inc. (a)	590	12,420
Cue Biopharma, Inc. (a)	772	11,248
Cullinan Oncology, Inc.	395	8,915
Cyclerion Therapeutics, Inc. (a)	745	2,287
Cytokinetics, Inc. (a)	2,478	88,564
CytomX Therapeutics, Inc. (a)	1,866	9,498
Deciphera Pharmaceuticals, Inc. (a)	1,243	42,237
Denali Therapeutics, Inc. (a)	2,449	123,552
DermTech, Inc. (a)(b)	749	24,050
Dicerna Pharmaceuticals, Inc. (a)	2,033	40,985
Dynavax Technologies Corp. (a)(b)	3,029	58,187
Dyne Therapeutics, Inc.	548	8,900
Eagle Pharmaceuticals, Inc. (a)(b)	347	19,356
Editas Medicine, Inc. (a)	2,025	83,187
Eiger Biopharmaceuticals, Inc. (a)	982	6,560
Emergent BioSolutions, Inc. (a)	1,375	68,846
Enanta Pharmaceuticals, Inc. (a)	541	30,734
Epizyme, Inc. (a)	2,896	14,828
Exelixis, Inc. (a)	9,450	199,773
Fate Therapeutics, Inc. (a)	2,416	143,196
FibroGen, Inc. (a)	2,506	25,611
Flexion Therapeutics, Inc. (a)	1,235	7,534
Foghorn Therapeutics, Inc.	268	3,733
Forma Therapeutics Holdings, Inc. (a)	577	13,381
Fortress Biotech, Inc. (a)	2,100	6,762
Frequency Therapeutics, Inc. (a)(b)	1,035	7,307
G1 Therapeutics, Inc. (a)(b)	954	12,803
Generation Bio Co. (a)	592	14,841
Geron Corp. (a)	9,020	12,357
Global Blood Therapeutics, Inc. (a)	1,894	48,259
GlycoMimetics, Inc. (a)	1,117	2,446
Gossamer Bio, Inc. (a)	1,278	16,064
Gt Biopharma, Inc. (a)	549	3,700
Halozyme Therapeutics, Inc. (a)	3,844	156,374
Harpoon Therapeutics, Inc. (a)	639	5,048
Heat Biologics, Inc. (a)	768	4,570
Heron Therapeutics, Inc. (a)(b)	2,446	26,148
Homology Medicines, Inc. (a)	1,147	9,027
iBio, Inc. (a)	6,945	7,362
Ideaya Biosciences, Inc. (a)	431	10,986
IGM Biosciences, Inc.	211	13,875
Immatics NV (a)	864	11,232
ImmunityBio, Inc. (a)	1,279	12,457
ImmunoGen, Inc. (a)	5,969	33,844
Immunovant, Inc. (a)	1,468	12,757
Inhibrx, Inc. (a)	212	7,062
Inovio Pharmaceuticals, Inc. (a)(b)	6,313	45,201
Inozyme Pharma, Inc. (a)	177	2,051
Insmed, Inc. (a)	3,453	95,096
Intellia Therapeutics, Inc. (a)	2,002	268,568
Intercept Pharmaceuticals, Inc. (a)(b)	779	11,568
Invitae Corp. (a)(b)	5,246	149,144
Ionis Pharmaceuticals, Inc. (a)	4,264	143,015
Iovance Biotherapeutics, Inc. (a)	4,152	102,388
Ironwood Pharmaceuticals, Inc. Class A (a)	4,854	63,393
iTeos Therapeutics, Inc. (a)	314	8,478
Iveric Bio, Inc. (a)	2,610	42,386
Jounce Therapeutics, Inc. (a)	597	4,436
Kadmon Holdings, Inc. (a)	5,028	43,794
Kalvista Pharmaceuticals, Inc. (a)	508	8,865
Karuna Therapeutics, Inc. (a)	569	69,606
Karyopharm Therapeutics, Inc. (a)(b)	2,035	11,844
Keros Therapeutics, Inc. (a)	175	6,923
Kiniksa Pharmaceuticals Ltd. (a)(b)	723	8,235
Kinnate Biopharma, Inc. (b)	381	8,771
Kodiak Sciences, Inc. (a)	969	93,005
Kronos Bio, Inc. (b)	398	8,342
Krystal Biotech, Inc. (a)	519	27,097
Kura Oncology, Inc. (a)	2,038	38,172
Kymera Therapeutics, Inc. (a)	422	24,788
Ligand Pharmaceuticals, Inc. Class B (a)	506	70,496
Lineage Cell Therapeutics, Inc. (a)	4,424	11,148
Macrogenics, Inc. (a)	1,718	35,975
Madrigal Pharmaceuticals, Inc. (a)(b)	282	22,501
Magenta Therapeutics, Inc. (a)	741	5,394
MannKind Corp. (a)(b)	7,332	31,894
Matinas BioPharma Holdings, Inc. (a)	3,943	5,126
MediciNova, Inc.	1,198	4,540
MEI Pharma, Inc. (a)	2,645	7,300
Mersana Therapeutics, Inc. (a)	1,720	16,220
Minerva Neurosciences, Inc. (a)	1,037	1,804
Mirati Therapeutics, Inc. (a)	1,383	244,667
Mirum Pharmaceuticals, Inc. (a)	378	7,530
Molecular Templates, Inc. (a)	1,196	8,025
Morphic Holding, Inc. (a)	452	25,601
Mustang Bio, Inc. (a)	1,700	4,573
Myriad Genetics, Inc. (a)	2,292	74,009
Natera, Inc. (a)	2,500	278,600
Neoleukin Therapeutics, Inc. (a)	938	6,782
Neubase Therapeutics, Inc. (a)	497	1,794
Neurocrine Biosciences, Inc. (a)	2,853	273,631
NextCure, Inc. (a)	420	2,831
Nkarta, Inc. (a)	492	13,683
Nurix Therapeutics, Inc. (a)	395	11,834
Olema Pharmaceuticals, Inc.	352	9,701
Oncorus, Inc. (a)	276	2,578
Opko Health, Inc. (a)(b)	13,287	48,498
ORIC Pharmaceuticals, Inc. (a)	417	8,719
Ovid Therapeutics, Inc. (a)	1,148	3,857
Oyster Point Pharma, Inc. (a)	374	4,432
Palatin Technologies, Inc. (a)(b)	5,190	2,299
Passage Bio, Inc. (a)	703	7,002
PDL BioPharma, Inc. (a)(c)	2,200	5,434
PMV Pharmaceuticals, Inc.	358	10,668
Poseida Therapeutics, Inc. (a)	343	2,500
Praxis Precision Medicines, Inc.	301	5,565
Precigen, Inc. (a)(b)	2,696	13,453
Precision BioSciences, Inc. (a)	1,226	14,148
Prelude Therapeutics, Inc. (b)	341	10,656
Protagonist Therapeutics, Inc. (a)	1,212	21,477
Prothena Corp. PLC (a)	777	55,346
PTC Therapeutics, Inc. (a)	2,139	79,592
Puma Biotechnology, Inc. (a)	1,133	7,942
Radius Health, Inc. (a)	1,432	17,771
RAPT Therapeutics, Inc. (a)	298	9,253
Recro Pharma, Inc. (a)	599	1,234
REGENXBIO, Inc. (a)	1,051	44,058
Relay Therapeutics, Inc. (a)	616	19,422
Repligen Corp. (a)	1,545	446,490
Replimune Group, Inc. (a)	774	22,941
Revolution Medicines, Inc.	1,465	40,302
Rhythm Pharmaceuticals, Inc. (a)	1,146	14,967
Rigel Pharmaceuticals, Inc. (a)	5,117	18,575
Rocket Pharmaceuticals, Inc. (a)(b)	1,317	39,365
Rubius Therapeutics, Inc. (a)	1,274	22,779
Sage Therapeutics, Inc. (a)	1,589	70,409
Sangamo Therapeutics, Inc. (a)	3,666	33,031
Sarepta Therapeutics, Inc. (a)	2,400	221,952
Scholar Rock Holding Corp. (a)	657	21,694
Selecta Biosciences, Inc. (a)	2,901	12,068
Seres Therapeutics, Inc. (a)	1,822	12,681
Sesen Bio, Inc. (a)	4,775	3,788
Shattuck Labs, Inc. (b)	367	7,479
Silverback Therapeutics, Inc.	369	3,683
Sorrento Therapeutics, Inc. (a)(b)	7,097	54,150
Spectrum Pharmaceuticals, Inc. (a)	4,619	10,069
Spero Therapeutics, Inc. (a)(b)	655	12,059
Springworks Therapeutics, Inc. (a)	838	53,163
Spruce Biosciences, Inc.	188	1,130
SQZ Biotechnologies Co. (b)	245	3,533
Stoke Therapeutics, Inc. (a)	583	14,832
Sutro Biopharma, Inc. (a)	1,017	19,211
Syndax Pharmaceuticals, Inc. (a)(b)	1,004	19,186
Syros Pharmaceuticals, Inc. (a)	1,656	7,402
T2 Biosystems, Inc. (a)	4,591	4,202
Taysha Gene Therapies, Inc.	248	4,618
TCR2 Therapeutics, Inc. (a)	771	6,561
TG Therapeutics, Inc. (a)	3,475	115,648
Travere Therapeutics, Inc. (a)	1,632	39,576
Trevena, Inc. (a)	4,708	5,791
Turning Point Therapeutics, Inc. (a)	1,291	85,761
Twist Bioscience Corp. (a)	1,266	135,424
Ultragenyx Pharmaceutical, Inc. (a)	1,904	171,722
uniQure B.V. (a)	1,160	37,132
United Therapeutics Corp. (a)	1,350	249,183
UNITY Biotechnology, Inc. (a)	783	2,349
Vanda Pharmaceuticals, Inc. (a)	1,701	29,155
Vaxart, Inc. (a)(b)	3,507	27,881
Vaxcyte, Inc.	516	13,091
VBI Vaccines, Inc. (a)	7,428	23,101
Veracyte, Inc. (a)	2,050	95,223
Verastem, Inc. (a)	4,545	13,999
Vericel Corp. (a)	1,406	68,613
Viking Therapeutics, Inc. (a)(b)	1,892	11,882
Vir Biotechnology, Inc. (a)	1,995	86,822
Vor Biopharma, Inc. (a)	314	4,924
Voyager Therapeutics, Inc. (a)	591	1,554
Xbiotech, Inc.	377	4,882
Xencor, Inc. (a)	1,778	58,069
Y-mAbs Therapeutics, Inc. (a)	826	23,574
Zentalis Pharmaceuticals, Inc. (a)	534	35,586
ZIOPHARM Oncology, Inc. (a)	6,667	12,134
		9,761,802
Health Care Equipment & Supplies - 2.6%
Accelerate Diagnostics, Inc. (a)	890	5,189
Accuray, Inc. (a)	2,885	11,396
Acutus Medical, Inc. (a)(b)	271	2,396
Alphatec Holdings, Inc. (a)	1,752	21,357
Angiodynamics, Inc. (a)	1,164	30,194
Aspira Women's Health, Inc. (a)(b)	1,887	6,133
Atricure, Inc. (a)	1,375	95,631
Atrion Corp.	44	30,690
Avanos Medical, Inc. (a)	1,458	45,490
AxoGen, Inc. (a)	1,052	16,622
Axonics Modulation Technologies, Inc. (a)	1,052	68,475
BioLife Solutions, Inc. (a)	767	32,459
BioSig Technologies, Inc. (a)	661	1,970
Bioventus, Inc. (b)	248	3,512
Cardiovascular Systems, Inc. (a)	1,231	40,414
Cerus Corp. (a)	5,231	31,857
Co.-Diagnostics, Inc. (a)	745	7,249
CONMED Corp.	871	113,953
Cryolife, Inc. (a)	1,185	26,414
CryoPort, Inc. (a)(b)	1,371	91,185
Cutera, Inc. (a)	536	24,978
CytoSorbents Corp. (a)	1,136	9,224
Dentsply Sirona, Inc.	6,634	385,104
Eargo, Inc.	300	2,019
Envista Holdings Corp. (a)	4,846	202,611
Glaukos Corp. (a)	1,398	67,342
Globus Medical, Inc. (a)	2,357	180,593
Haemonetics Corp. (a)	1,531	108,073
Heska Corp. (a)	298	77,045
Hill-Rom Holdings, Inc.	2,011	301,650
ICU Medical, Inc. (a)	594	138,628
Inari Medical, Inc. (a)	252	20,437
Inogen, Inc. (a)	567	24,432
Integer Holdings Corp. (a)	1,006	89,876
Integra LifeSciences Holdings Corp. (a)	2,143	146,753
Intersect ENT, Inc. (a)	975	26,520
Invacare Corp. (a)	959	4,565
iRhythm Technologies, Inc. (a)	891	52,177
Lantheus Holdings, Inc.	2,049	52,618
LeMaitre Vascular, Inc.	510	27,076
LivaNova PLC (a)	1,582	125,279
Meridian Bioscience, Inc. (a)	1,335	25,685
Merit Medical Systems, Inc. (a)	1,473	105,761
Mesa Laboratories, Inc.	146	44,145
Natus Medical, Inc. (a)	1,053	26,409
Neogen Corp. (a)	3,224	140,018
Nevro Corp. (a)	1,047	121,850
NuVasive, Inc. (a)	1,558	93,246
OraSure Technologies, Inc. (a)	2,246	25,402
Ortho Clinical Diagnostics Holdings PLC	2,417	44,666
Orthofix International NV (a)	588	22,415
OrthoPediatrics Corp. (a)	405	26,532
Outset Medical, Inc.	575	28,428
Penumbra, Inc. (a)	1,027	273,696
Pulmonx Corp.	301	10,830
Pulse Biosciences, Inc. (a)	382	8,251
Quidel Corp. (a)	1,168	164,863
Quotient Ltd. (a)	2,604	6,093
Repro Medical Systems, Inc. (a)	700	1,995
Retractable Technologies, Inc. (a)(b)	395	4,357
Rockwell Medical Technologies, Inc. (a)(b)	2,137	1,274
Seaspine Holdings Corp. (a)	667	10,492
Shockwave Medical, Inc. (a)	961	197,851
SI-BONE, Inc. (a)	828	17,736
Sientra, Inc. (a)	1,579	9,048
Silk Road Medical, Inc. (a)	1,043	57,396
SmileDirectClub, Inc. (a)(b)	2,542	13,523
Staar Surgical Co. (a)	1,411	181,356
Surgalign Holdings, Inc. (a)	2,621	2,857
SurModics, Inc. (a)	431	23,964
Tactile Systems Technology, Inc. (a)	609	27,070
Talis Biomedical Corp.	457	2,856
Tandem Diabetes Care, Inc. (a)	1,897	226,464
TransMedics Group, Inc. (a)	731	24,189
Vapotherm, Inc. (a)	693	15,433
Varex Imaging Corp. (a)	1,168	32,938
ViewRay, Inc. (a)	3,584	25,841
Zynex, Inc. (a)(b)	595	6,777
		4,801,293
Health Care Providers & Services - 2.4%
1Life Healthcare, Inc. (a)	2,342	47,426
Acadia Healthcare Co., Inc. (a)	2,696	171,951
Accolade, Inc. (a)	487	20,537
AdaptHealth Corp. (a)	2,301	53,590
Addus HomeCare Corp. (a)	462	36,845
Amedisys, Inc. (a)	996	148,504
AMN Healthcare Services, Inc. (a)	1,428	163,863
Apollo Medical Holdings, Inc. (a)(b)	396	36,056
Apria, Inc.	224	8,322
Brookdale Senior Living, Inc. (a)	5,603	35,299
Castle Biosciences, Inc. (a)	569	37,839
Chemed Corp.	486	226,048
Community Health Systems, Inc. (a)	3,675	42,998
Corvel Corp. (a)	275	51,211
Covetrus, Inc. (a)	3,033	55,019
Cross Country Healthcare, Inc. (a)	1,032	21,920
DaVita HealthCare Partners, Inc. (a)	2,182	253,679
Encompass Health Corp.	3,003	225,345
Fulgent Genetics, Inc. (a)(b)	536	48,213
Hanger, Inc. (a)	1,150	25,254
HealthEquity, Inc.	2,511	162,612
Henry Schein, Inc. (a)	4,316	328,707
InfuSystems Holdings, Inc. (a)	498	6,489
LHC Group, Inc. (a)	959	150,477
Magellan Health Services, Inc. (a)	659	62,308
MEDNAX, Inc. (a)	2,612	74,259
Modivcare, Inc. (a)	377	68,471
Molina Healthcare, Inc. (a)	1,758	476,963
National Healthcare Corp.	370	25,893
National Research Corp. Class A	406	17,121
Ontrak, Inc. (a)(b)	233	2,339
Option Care Health, Inc. (a)	3,646	88,452
Owens & Minor, Inc.	2,220	69,464
Patterson Companies, Inc.	2,615	78,816
Pennant Group, Inc. (a)	752	21,124
PetIQ, Inc. Class A (a)(b)	683	17,055
Premier, Inc.	2,161	83,760
Progyny, Inc. (a)	1,104	61,824
R1 RCM, Inc. (a)	4,140	91,121
RadNet, Inc. (a)	1,316	38,572
Select Medical Holdings Corp.	3,264	118,059
Surgery Partners, Inc. (a)	854	36,158
Tenet Healthcare Corp. (a)	3,219	213,870
The Ensign Group, Inc.	1,554	116,379
The Joint Corp. (a)	398	39,012
Tivity Health, Inc. (a)	1,100	25,366
Triple-S Management Corp. (a)	701	24,794
U.S. Physical Therapy, Inc.	395	43,687
Universal Health Services, Inc. Class B	2,356	326,000
		4,579,071
Health Care Technology - 0.7%
Allscripts Healthcare Solutions, Inc. (a)	4,245	56,756
American Well Corp.	1,643	14,968
Certara, Inc.	1,203	39,819
Change Healthcare, Inc. (a)	6,871	143,879
Computer Programs & Systems, Inc.	400	14,184
Evolent Health, Inc. (a)	2,413	74,803
GoodRx Holdings, Inc. (b)	1,213	49,757
Health Catalyst, Inc. (a)	1,124	56,211
HealthStream, Inc. (a)	755	21,578
iCAD, Inc. (a)	651	6,998
Inovalon Holdings, Inc. Class A (a)	2,346	94,520
Inspire Medical Systems, Inc. (a)	822	191,427
NantHealth, Inc. (a)	1,083	1,744
Nextgen Healthcare, Inc. (a)	1,742	24,562
Omnicell, Inc. (a)	1,307	193,998
OptimizeRx Corp. (a)(b)	394	33,707
Phreesia, Inc. (a)	1,067	65,834
Schrodinger, Inc. (a)	1,095	59,875
Simulations Plus, Inc. (b)	477	18,842
Tabula Rasa HealthCare, Inc. (a)	683	17,901
Vocera Communications, Inc. (a)	979	44,799
		1,226,162
Life Sciences Tools & Services - 0.9%
Adaptive Biotechnologies Corp. (a)	2,514	85,451
Bruker Corp.	3,080	240,548
ChromaDex, Inc. (a)	1,535	9,624
Codexis, Inc. (a)	1,732	40,286
Fluidigm Corp. (a)	2,172	14,313
Frontage Holdings Corp. (a)(d)	20,000	12,952
Maravai LifeSciences Holdings, Inc.	2,941	144,344
Medpace Holdings, Inc. (a)	834	157,860
Nanostring Technologies, Inc. (a)	1,362	65,390
NeoGenomics, Inc. (a)	3,546	171,059
Pacific Biosciences of California, Inc. (a)	5,851	149,493
Personalis, Inc. (a)	812	15,623
PPD, Inc. (a)	3,265	152,769
Quanterix Corp. (a)	820	40,828
Seer, Inc.	394	13,605
Sotera Health Co.	2,225	58,184
Syneos Health, Inc. (a)	3,043	266,202
		1,638,531
Pharmaceuticals - 0.9%
AcelRx Pharmaceuticals, Inc. (a)	3,182	3,246
Aerie Pharmaceuticals, Inc. (a)(b)	1,387	15,812
Agile Therapeutics, Inc. (a)(b)	2,000	1,922
Amneal Pharmaceuticals, Inc. (a)	3,632	19,395
Amphastar Pharmaceuticals, Inc. (a)	1,092	20,759
Ampio Pharmaceuticals, Inc. (a)(b)	5,021	8,335
ANI Pharmaceuticals, Inc. (a)	272	8,927
Antares Pharma, Inc. (a)	4,992	18,171
Aquestive Therapeutics, Inc. (a)	503	2,193
Arvinas Holding Co. LLC (a)	988	81,194
Athira Pharma, Inc.	499	4,681
Avalo Therapeutics, Inc. (a)	2,921	6,368
Axsome Therapeutics, Inc. (a)(b)	814	26,829
Aytu BioScience, Inc. (a)(b)	628	1,809
Biodelivery Sciences International, Inc. (a)	2,937	10,603
Cara Therapeutics, Inc. (a)	1,267	19,575
Collegium Pharmaceutical, Inc. (a)	1,096	21,635
Corcept Therapeutics, Inc. (a)	3,221	63,389
CorMedix, Inc. (a)	914	4,250
CymaBay Therapeutics, Inc. (a)	1,999	7,296
Durect Corp. (a)	6,329	8,101
Endo International PLC (a)	7,097	22,994
Esperion Therapeutics, Inc. (a)(b)	877	10,568
Evofem Biosciences, Inc. (a)(b)	2,638	1,948
Evolus, Inc. (a)	688	5,243
Fulcrum Therapeutics, Inc. (a)	509	14,359
Innoviva, Inc. (a)	1,954	32,651
Intra-Cellular Therapies, Inc. (a)	2,179	81,233
Jazz Pharmaceuticals PLC (a)	1,821	237,112
Kala Pharmaceuticals, Inc. (a)(b)	1,083	2,837
Lannett Co., Inc. (a)(b)	1,066	3,198
Liquidia Technologies, Inc. (a)	695	1,918
Marinus Pharmaceuticals, Inc. (a)(b)	971	11,050
Nektar Therapeutics (a)	5,466	98,169
NGM Biopharmaceuticals, Inc.	667	14,020
Ocular Therapeutix, Inc. (a)	2,305	23,050
Odonate Therapeutics, Inc. (a)	538	1,566
Omeros Corp. (a)(b)	1,920	26,477
Onconova Therapeutics, Inc. (a)(b)	414	1,586
OptiNose, Inc. (a)(b)	1,099	3,297
Pacira Biosciences, Inc. (a)	1,343	75,208
Paratek Pharmaceuticals, Inc. (a)	1,327	6,449
Perrigo Co. PLC	4,030	190,740
Phathom Pharmaceuticals, Inc. (a)	373	11,973
Phibro Animal Health Corp. Class A	632	13,613
Pliant Therapeutics, Inc. (a)	265	4,473
Prestige Brands Holdings, Inc. (a)	1,503	84,333
Provention Bio, Inc. (a)	1,535	9,824
Reata Pharmaceuticals, Inc. (a)	801	80,589
Relmada Therapeutics, Inc. (a)	440	11,532
Revance Therapeutics, Inc. (a)	2,032	56,612
Royalty Pharma PLC (b)	2,570	92,880
SIGA Technologies, Inc. (a)	1,309	9,674
Strongbridge Biopharma PLC (a)	1,262	2,574
Supernus Pharmaceuticals, Inc. (a)	1,608	42,885
Tarsus Pharmaceuticals, Inc. (a)	175	3,771
TherapeuticsMD, Inc. (a)	10,214	7,573
Theravance Biopharma, Inc. (a)	1,571	11,625
Tricida, Inc. (a)	790	3,666
Vyne Therapeutics, Inc. (a)(b)	1,364	1,896
WAVE Life Sciences (a)	954	4,675
Xeris Pharmaceuticals, Inc. (a)(b)	1,511	3,702
Zogenix, Inc. (a)	1,728	26,248
Zynerba Pharmaceuticals, Inc. (a)(b)	700	2,968
		1,707,249
TOTAL HEALTH CARE		23,714,108
INDUSTRIALS - 16.1%
Aerospace & Defense - 1.5%
AAR Corp. (a)	1,025	33,241
Aerojet Rocketdyne Holdings, Inc.	2,156	93,894
AeroVironment, Inc. (a)	680	58,698
Astronics Corp. (a)	694	9,758
Axon Enterprise, Inc. (a)	1,933	338,314
BWX Technologies, Inc.	2,874	154,794
Curtiss-Wright Corp.	1,236	155,958
Ducommun, Inc. (a)	316	15,911
Hexcel Corp. (a)	2,530	150,257
Howmet Aerospace, Inc.	11,807	368,378
Huntington Ingalls Industries, Inc.	1,219	235,340
Kaman Corp.	812	28,964
Kratos Defense & Security Solutions, Inc. (a)	3,729	83,194
Maxar Technologies, Inc.	2,181	61,766
Mercury Systems, Inc. (a)	1,697	80,472
Moog, Inc. Class A	889	67,768
National Presto Industries, Inc.	150	12,312
PAE, Inc. (a)	1,895	11,332
Park Aerospace Corp. (b)	606	8,290
Parsons Corp. (a)	702	23,700
Spirit AeroSystems Holdings, Inc. Class A	3,187	140,834
Textron, Inc.	6,871	479,665
Triumph Group, Inc. (a)	1,558	29,026
Vectrus, Inc. (a)	367	18,453
Virgin Galactic Holdings, Inc. (a)	3,937	99,606
		2,759,925
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc. (a)	1,829	47,206
Atlas Air Worldwide Holdings, Inc. (a)	829	67,713
C.H. Robinson Worldwide, Inc.	4,050	352,350
Echo Global Logistics, Inc. (a)	836	39,886
Forward Air Corp.	844	70,069
GXO Logistics, Inc. (a)	3,095	242,772
Hub Group, Inc. Class A (a)	1,034	71,088
		891,084
Airlines - 0.6%
Alaska Air Group, Inc. (a)	3,764	220,570
Allegiant Travel Co. (a)	439	85,816
American Airlines Group, Inc. (a)(b)	19,374	397,554
Hawaiian Holdings, Inc. (a)	1,500	32,490
JetBlue Airways Corp. (a)	9,556	146,111
Mesa Air Group, Inc. (a)	944	7,231
SkyWest, Inc. (a)	1,538	75,885
Spirit Airlines, Inc. (a)	2,933	76,082
		1,041,739
Building Products - 1.9%
A.O. Smith Corp.	4,100	250,387
AAON, Inc.	1,251	81,740
Advanced Drain Systems, Inc.	1,503	162,580
Allegion PLC	2,744	362,702
Alpha PRO Tech Ltd. (a)(b)	301	2,026
American Woodmark Corp. (a)	522	34,123
Apogee Enterprises, Inc.	778	29,377
Armstrong World Industries, Inc.	1,441	137,572
Builders FirstSource, Inc. (a)	6,258	323,789
Carlisle Companies, Inc.	1,612	320,449
Cornerstone Building Brands, Inc. (a)	1,319	19,271
CSW Industrials, Inc.	420	53,634
Gibraltar Industries, Inc. (a)	997	69,441
Griffon Corp.	1,366	33,604
Insteel Industries, Inc.	580	22,069
Jeld-Wen Holding, Inc. (a)	2,785	69,709
Lennox International, Inc.	1,039	305,643
Masonite International Corp. (a)	744	78,961
Owens Corning	3,171	271,121
PGT Innovations, Inc. (a)	1,772	33,845
Quanex Building Products Corp.	995	21,303
Resideo Technologies, Inc. (a)	4,332	107,390
Simpson Manufacturing Co. Ltd.	1,316	140,773
The AZEK Co., Inc. (a)	4,252	155,326
Trex Co., Inc. (a)	3,511	357,876
UFP Industries, Inc.	1,856	126,171
		3,570,882
Commercial Services & Supplies - 1.4%
ABM Industries, Inc.	2,024	91,100
ACCO Brands Corp.	2,935	25,212
ADT, Inc. (b)	4,587	37,109
Brady Corp. Class A	1,481	75,087
BrightView Holdings, Inc. (a)	877	12,945
Casella Waste Systems, Inc. Class A (a)	1,442	109,505
Cimpress PLC (a)	591	51,317
Clean Harbors, Inc. (a)	1,529	158,817
CoreCivic, Inc. (a)	3,657	32,547
Covanta Holding Corp.	3,562	71,667
Deluxe Corp.	1,269	45,544
Driven Brands Holdings, Inc.	1,317	38,048
Ennis, Inc.	821	15,476
Harsco Corp. (a)	2,357	39,951
Healthcare Services Group, Inc.	2,287	57,152
Herman Miller, Inc.	2,225	83,794
HNI Corp.	1,307	47,993
IAA, Inc. (a)	4,072	222,209
Interface, Inc.	1,813	27,467
KAR Auction Services, Inc. (a)	3,963	64,954
Kimball International, Inc. Class B	1,131	12,667
Matthews International Corp. Class A	956	33,164
Montrose Environmental Group, Inc. (a)	417	25,746
MSA Safety, Inc.	1,101	160,416
Pitney Bowes, Inc.	5,337	38,480
R.R. Donnelley & Sons Co. (a)	2,192	11,267
Rollins, Inc.	6,720	237,418
SP Plus Corp. (a)	674	20,672
Steelcase, Inc. Class A	2,728	34,591
Stericycle, Inc. (a)	2,760	187,597
Team, Inc. (a)	810	2,438
Tetra Tech, Inc.	1,645	245,664
The Brink's Co.	1,493	94,507
U.S. Ecology, Inc. (a)	927	29,988
UniFirst Corp.	459	97,593
Viad Corp. (a)	630	28,608
		2,568,710
Construction & Engineering - 1.2%
AECOM (a)	4,463	281,838
Ameresco, Inc. Class A (a)	652	38,096
API Group Corp. (a)(d)	4,578	93,162
Arcosa, Inc.	1,472	73,850
Argan, Inc.	426	18,603
Comfort Systems U.S.A., Inc.	1,089	77,667
Construction Partners, Inc. Class A (a)	1,033	34,471
Dycom Industries, Inc. (a)	936	66,681
EMCOR Group, Inc.	1,661	191,646
Fluor Corp. (a)	3,829	61,149
Granite Construction, Inc.	1,389	54,935
Great Lakes Dredge & Dock Corp. (a)	2,023	30,527
IES Holdings, Inc. (a)	628	28,693
INNOVATE Corp. (a)	1,762	7,224
MasTec, Inc. (a)	1,708	147,366
Matrix Service Co. (a)	770	8,054
MYR Group, Inc. (a)	518	51,541
NV5 Global, Inc. (a)	332	32,725
Primoris Services Corp.	1,544	37,813
Quanta Services, Inc.	4,186	476,451
Sterling Construction Co., Inc. (a)	893	20,244
Tutor Perini Corp. (a)	1,181	15,329
Valmont Industries, Inc.	642	150,947
Willscot Mobile Mini Holdings (a)	6,081	192,889
		2,191,901
Electrical Equipment - 1.2%
Acuity Brands, Inc.	1,092	189,320
American Superconductor Corp. (a)	721	10,512
Array Technologies, Inc.	3,365	62,320
Atkore, Inc. (a)	1,408	122,383
AZZ, Inc.	774	41,177
Blink Charging Co. (a)(b)	935	26,750
Bloom Energy Corp. Class A (a)(b)	3,635	68,047
Encore Wire Corp.	633	60,027
Energous Corp. (a)(b)	1,012	2,105
EnerSys	1,293	96,251
FuelCell Energy, Inc. (a)(b)	9,867	66,010
GrafTech International Ltd.	4,901	50,578
Hubbell, Inc. Class B	1,645	297,202
nVent Electric PLC	5,094	164,689
Orion Energy Systems, Inc. (a)	649	2,525
Powell Industries, Inc.	261	6,413
Regal Beloit Corp.	1,231	185,069
Sensata Technologies, Inc. PLC (a)	4,766	260,796
Shoals Technologies Group, Inc.	2,785	77,646
Sunrun, Inc. (a)	4,847	213,268
Thermon Group Holdings, Inc. (a)	978	16,929
TPI Composites, Inc. (a)	1,002	33,818
Vertiv Holdings Co.	7,399	178,242
Vicor Corp. (a)	642	86,131
		2,318,208
Industrial Conglomerates - 0.0%
Raven Industries, Inc. (a)	1,098	63,256
Machinery - 3.9%
AGCO Corp.	1,869	229,009
Alamo Group, Inc.	299	41,719
Albany International Corp. Class A	937	72,027
Allison Transmission Holdings, Inc.	3,383	119,488
Altra Industrial Motion Corp.	1,837	101,678
Astec Industries, Inc.	693	37,290
Barnes Group, Inc.	1,421	59,298
Blue Bird Corp. (a)	442	9,220
Chart Industries, Inc. (a)	1,078	206,017
CIRCOR International, Inc. (a)	580	19,146
Colfax Corp. (a)	3,487	160,053
Columbus McKinnon Corp. (NY Shares)	846	40,904
Crane Co.	1,498	142,025
Donaldson Co., Inc.	3,818	219,191
Douglas Dynamics, Inc.	692	25,120
Energy Recovery, Inc. (a)	1,255	23,883
Enerpac Tool Group Corp. Class A	1,822	37,770
EnPro Industries, Inc.	619	53,927
ESCO Technologies, Inc.	791	60,907
Evoqua Water Technologies Corp. (a)	3,621	136,005
ExOne Co. (a)	417	9,749
Federal Signal Corp.	1,845	71,254
Flowserve Corp.	3,944	136,738
Franklin Electric Co., Inc.	1,162	92,786
Gorman-Rupp Co.	565	20,233
Graco, Inc.	5,107	357,337
Helios Technologies, Inc.	923	75,788
Hillenbrand, Inc.	2,258	96,304
Hydrofarm Holdings Group, Inc.	433	16,389
Hyster-Yale Materials Handling Class A	305	15,329
ITT, Inc.	2,621	224,987
John Bean Technologies Corp.	961	135,069
Kadant, Inc.	354	72,251
Kennametal, Inc.	2,512	85,986
Lincoln Electric Holdings, Inc.	1,802	232,080
Lindsay Corp.	332	50,394
Lydall, Inc. (a)	507	31,480
Manitowoc Co., Inc. (a)	1,079	23,112
Meritor, Inc. (a)	2,217	47,244
Middleby Corp. (a)	1,685	287,309
Miller Industries, Inc.	359	12,220
Mueller Industries, Inc.	1,720	70,692
Mueller Water Products, Inc. Class A	4,815	73,284
Nikola Corp. (a)(b)	4,305	45,934
NN, Inc. (a)	1,240	6,510
Nordson Corp.	1,634	389,137
Omega Flex, Inc.	92	13,127
Oshkosh Corp.	2,070	211,906
Pentair PLC	5,024	364,893
Proto Labs, Inc. (a)	847	56,410
RBC Bearings, Inc. (a)	762	161,696
REV Group, Inc.	791	13,574
Rexnord Corp.	3,621	232,794
Snap-On, Inc.	1,640	342,678
SPX Corp. (a)	1,367	73,066
SPX Flow, Inc.	1,276	93,276
Standex International Corp.	365	36,102
Tennant Co.	563	41,634
Terex Corp.	2,097	88,284
The Greenbrier Companies, Inc. (b)	1,001	43,033
The Shyft Group, Inc.	1,004	38,162
Timken Co.	2,061	134,831
Toro Co.	3,255	317,070
TriMas Corp. (a)	1,297	41,971
Trinity Industries, Inc.	2,494	67,762
Wabash National Corp. (b)	1,593	24,102
Watts Water Technologies, Inc. Class A	832	139,851
Welbilt, Inc. (a)	3,878	90,125
Woodward, Inc.	1,777	201,156
		7,301,776
Marine - 0.1%
Genco Shipping & Trading Ltd.	938	18,882
Kirby Corp. (a)	1,809	86,760
Matson, Inc.	1,307	105,488
		211,130
Professional Services - 1.6%
Acacia Research Corp. (a)	1,483	10,070
ASGN, Inc. (a)	1,608	181,929
Barrett Business Services, Inc.	228	17,387
Booz Allen Hamilton Holding Corp. Class A	4,170	330,890
CACI International, Inc. Class A (a)	763	199,982
CBIZ, Inc. (a)	1,623	52,488
CRA International, Inc.	221	21,954
Dun & Bradstreet Holdings, Inc. (a)	4,124	69,324
Exponent, Inc.	1,578	178,551
Forrester Research, Inc. (a)	354	17,438
Franklin Covey Co. (a)	314	12,808
FTI Consulting, Inc. (a)	1,037	139,684
Heidrick & Struggles International, Inc.	601	26,823
Huron Consulting Group, Inc. (a)	701	36,452
ICF International, Inc.	521	46,520
Insperity, Inc.	1,075	119,046
KBR, Inc.	4,263	167,962
Kelly Services, Inc. Class A (non-vtg.)	966	18,238
Kforce, Inc.	583	34,770
Korn Ferry	1,631	118,019
Manpower, Inc.	1,664	180,178
ManTech International Corp. Class A	837	63,545
Nielsen Holdings PLC	10,824	207,713
Resources Connection, Inc.	972	15,338
Robert Half International, Inc.	3,428	343,931
Science Applications Internati	1,762	150,757
TriNet Group, Inc. (a)	1,197	113,212
TrueBlue, Inc. (a)	1,077	29,165
Upwork, Inc. (a)	2,768	124,643
Willdan Group, Inc. (a)	362	12,884
		3,041,701
Road & Rail - 1.1%
AMERCO	273	176,366
ArcBest Corp.	775	63,372
Avis Budget Group, Inc. (a)	1,562	181,989
Covenant Transport Group, Inc. Class A (a)	299	8,267
Daseke, Inc. (a)	1,828	16,836
Heartland Express, Inc.	1,500	24,030
J.B. Hunt Transport Services, Inc.	2,530	423,067
Knight-Swift Transportation Holdings, Inc. Class A	3,718	190,176
Landstar System, Inc.	1,164	183,702
Marten Transport Ltd.	1,797	28,195
Ryder System, Inc.	1,617	133,742
Saia, Inc. (a)	798	189,948
Schneider National, Inc. Class B	1,052	23,922
U.S. Xpress Enterprises, Inc. (a)	594	5,126
Werner Enterprises, Inc.	1,710	75,702
XPO Logistics, Inc. (a)	3,095	246,300
Yellow Corp. (a)	1,344	7,594
		1,978,334
Trading Companies & Distributors - 1.1%
Air Lease Corp. Class A	3,229	127,029
Applied Industrial Technologies, Inc.	1,167	105,182
Beacon Roofing Supply, Inc. (a)	1,657	79,138
BlueLinx Corp. (a)	273	13,344
Boise Cascade Co.	1,186	64,020
CAI International, Inc.	477	26,669
DXP Enterprises, Inc. (a)	477	14,105
GATX Corp.	1,048	93,859
Global Industrial Co.	472	17,884
GMS, Inc. (a)	1,310	57,378
H&E Equipment Services, Inc.	944	32,766
Herc Holdings, Inc.	745	121,778
McGrath RentCorp.	732	52,667
MRC Global, Inc. (a)	1,767	12,970
MSC Industrial Direct Co., Inc. Class A	1,404	112,587
NOW, Inc. (a)	3,403	26,033
Rush Enterprises, Inc. Class A	1,306	58,979
SiteOne Landscape Supply, Inc. (a)	1,343	267,888
Textainer Group Holdings Ltd. (a)	1,256	43,847
Titan Machinery, Inc. (a)	562	14,561
Triton International Ltd.	1,998	103,976
Univar, Inc. (a)	5,103	121,553
Veritiv Corp. (a)	380	34,033
Watsco, Inc.	995	263,297
WESCO International, Inc. (a)	1,333	153,722
		2,019,265
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC (a)	2,193	88,948
TOTAL INDUSTRIALS		30,046,859
INFORMATION TECHNOLOGY - 13.2%
Communications Equipment - 0.8%
ADTRAN, Inc.	1,495	28,046
Applied Optoelectronics, Inc. (a)	682	4,897
CalAmp Corp. (a)	1,040	10,348
Calix, Inc. (a)	1,689	83,487
Casa Systems, Inc. (a)	1,009	6,841
Ciena Corp. (a)	4,700	241,345
Clearfield, Inc. (a)	338	14,923
CommScope Holding Co., Inc. (a)	6,058	82,328
Comtech Telecommunications Corp.	782	20,027
Digi International, Inc. (a)	984	20,684
EchoStar Holding Corp. Class A (a)	1,519	38,750
Extreme Networks, Inc. (a)	3,740	36,839
Harmonic, Inc. (a)	3,025	26,469
Infinera Corp. (a)(b)	6,171	51,343
Inseego Corp. (a)(b)	1,979	13,180
Juniper Networks, Inc.	9,920	272,998
Lumentum Holdings, Inc. (a)	2,293	191,557
NETGEAR, Inc. (a)	950	30,315
NetScout Systems, Inc. (a)	2,199	59,263
Ondas Holdings, Inc.	532	4,873
Plantronics, Inc. (a)	1,129	29,027
Resonant, Inc. (a)(b)	1,060	2,565
Ribbon Communications, Inc. (a)	3,666	21,923
ViaSat, Inc. (a)	2,053	113,059
Viavi Solutions, Inc. (a)	6,875	108,213
		1,513,300
Electronic Equipment & Components - 1.9%
908 Devices, Inc. (b)	206	6,699
Advanced Energy Industries, Inc.	1,159	101,702
Airgain, Inc. (a)	315	3,972
Akoustis Technologies, Inc. (a)	1,173	11,378
Arlo Technologies, Inc. (a)	2,545	16,313
Arrow Electronics, Inc. (a)	2,262	254,000
Avnet, Inc.	2,988	110,466
Badger Meter, Inc.	883	89,307
Belden, Inc.	1,352	78,768
Benchmark Electronics, Inc.	1,072	28,633
Coherent, Inc. (a)	739	184,817
CTS Corp.	997	30,817
ePlus, Inc. (a)	416	42,686
Fabrinet (a)	1,114	114,196
FARO Technologies, Inc. (a)	554	36,459
II-VI, Inc. (a)	3,173	188,349
Insight Enterprises, Inc. (a)	1,061	95,575
Intellicheck, Inc. (a)	448	3,669
IPG Photonics Corp. (a)	1,086	172,022
Itron, Inc. (a)	1,340	101,344
Jabil, Inc.	4,111	239,959
Kimball Electronics, Inc. (a)	754	19,431
Knowles Corp. (a)	2,773	51,966
Littelfuse, Inc.	744	203,313
Luna Innovations, Inc. (a)	822	7,809
Methode Electronics, Inc. Class A	1,163	48,904
MicroVision, Inc. (a)(b)	4,481	49,515
Napco Security Technolgies, Inc. (a)	355	15,293
National Instruments Corp.	3,990	156,528
nLIGHT, Inc. (a)	1,153	32,503
Novanta, Inc. (a)	1,072	165,624
OSI Systems, Inc. (a)	512	48,538
Par Technology Corp. (a)(b)	594	36,537
PC Connection, Inc.	347	15,278
Plexus Corp. (a)	872	77,966
Rogers Corp. (a)	565	105,361
Sanmina Corp. (a)	1,981	76,348
ScanSource, Inc. (a)	780	27,136
SYNNEX Corp.	1,252	130,333
TTM Technologies, Inc. (a)	2,838	35,674
Vishay Intertechnology, Inc.	4,026	80,882
Vishay Precision Group, Inc. (a)	372	12,934
Vontier Corp.	5,103	171,461
Wrap Technologies, Inc. (a)	606	3,630
		3,484,095
IT Services - 2.4%
Affirm Holdings, Inc.	993	118,296
Alliance Data Systems Corp.	1,505	151,839
Amdocs Ltd.	3,960	299,812
BigCommerce Holdings, Inc. (a)(b)	357	18,078
BM Technologies, Inc. (a)	90	801
Brightcove, Inc. (a)	1,177	13,583
Cantaloupe, Inc. (a)	1,766	19,037
Cass Information Systems, Inc.	364	15,233
Concentrix Corp.	1,262	223,374
Conduent, Inc. (a)	5,242	34,545
CSG Systems International, Inc.	987	47,573
DXC Technology Co. (a)	7,708	259,066
Euronet Worldwide, Inc. (a)	1,598	203,393
EVERTEC, Inc.	1,827	83,530
EVO Payments, Inc. Class A (a)	1,419	33,602
ExlService Holdings, Inc. (a)	1,009	124,228
Fastly, Inc. Class A (a)(b)	2,587	104,618
Genpact Ltd.	5,299	251,755
GreenSky, Inc. Class A (a)	1,521	17,005
Grid Dynamics Holdings, Inc. (a)	721	21,068
Hackett Group, Inc.	791	15,519
i3 Verticals, Inc. Class A	632	15,301
International Money Express, Inc. (a)	787	13,143
Jack Henry & Associates, Inc.	2,305	378,158
Limelight Networks, Inc. (a)	3,636	8,654
Liveramp Holdings, Inc. (a)	2,006	94,743
Maximus, Inc.	1,863	155,002
MoneyGram International, Inc. (a)	1,990	15,960
Paysign, Inc. (a)	925	2,498
Perficient, Inc. (a)	998	115,469
Rackspace Technology, Inc. (a)(b)	1,052	14,959
Repay Holdings Corp. (a)	2,305	53,084
Sabre Corp. (a)	9,569	113,297
Sezzle, Inc. unit (a)(b)	2,365	9,572
Shift4 Payments, Inc. (a)(b)	1,079	83,644
Snowflake Computing, Inc.	1,801	544,676
SolarWinds, Inc. (b)	1,122	18,771
Switch, Inc. Class A	2,638	66,979
The Western Union Co.	12,444	251,618
Ttec Holdings, Inc.	559	52,283
Tucows, Inc. (a)	284	22,422
Unisys Corp. (a)	1,938	48,721
Verra Mobility Corp. (a)	4,160	62,691
WEX, Inc. (a)	1,338	235,675
		4,433,275
Semiconductors & Semiconductor Equipment - 2.0%
ACM Research, Inc. (a)	308	33,880
Allegro MicroSystems LLC (a)	1,239	39,598
Alpha & Omega Semiconductor Ltd. (a)	651	20,422
Ambarella, Inc. (a)	1,059	164,929
Amkor Technology, Inc.	3,249	81,063
Atomera, Inc. (a)(b)	558	12,884
Axcelis Technologies, Inc. (a)	1,045	49,146
AXT, Inc. (a)	1,109	9,238
Brooks Automation, Inc.	2,253	230,595
CEVA, Inc. (a)	696	29,698
Cirrus Logic, Inc. (a)	1,759	144,854
CMC Materials, Inc.	884	108,935
Cohu, Inc. (a)	1,430	45,674
CyberOptics Corp. (a)	237	8,432
Diodes, Inc. (a)	1,271	115,140
DSP Group, Inc. (a)	713	15,622
First Solar, Inc. (a)	2,571	245,428
FormFactor, Inc. (a)	2,344	87,502
Ichor Holdings Ltd. (a)	860	35,337
Impinj, Inc. (a)	667	38,106
Kopin Corp. (a)	2,001	10,265
Kulicke & Soffa Industries, Inc.	1,873	109,158
Lattice Semiconductor Corp. (a)	4,141	267,716
MACOM Technology Solutions Holdings, Inc. (a)	1,390	90,169
MaxLinear, Inc. Class A (a)	2,036	100,273
MKS Instruments, Inc.	1,674	252,623
NeoPhotonics Corp. (a)	1,464	12,751
NVE Corp.	143	9,148
Onto Innovation, Inc. (a)	1,473	106,424
PDF Solutions, Inc. (a)	858	19,768
Photronics, Inc. (a)	1,914	26,088
Pixelworks, Inc. (a)	1,248	5,965
Power Integrations, Inc.	1,828	180,954
Rambus, Inc. (a)	3,342	74,192
Semtech Corp. (a)	1,966	153,289
Silicon Laboratories, Inc. (a)	1,206	169,033
SiTime Corp. (a)	385	78,605
SMART Global Holdings, Inc. (a)	541	24,075
SunPower Corp. (a)(b)	2,446	55,475
Synaptics, Inc. (a)	1,061	190,694
Ultra Clean Holdings, Inc. (a)	1,329	56,615
Universal Display Corp.	1,300	222,248
Veeco Instruments, Inc. (a)	1,521	33,781
		3,765,792
Software - 5.8%
8x8, Inc. (a)	3,223	75,386
A10 Networks, Inc. (a)	1,751	23,603
ACI Worldwide, Inc. (a)	3,527	108,385
Agilysys, Inc. (a)	628	32,882
Alarm.com Holdings, Inc. (a)	1,363	106,573
Altair Engineering, Inc. Class A (a)	1,365	94,103
Alteryx, Inc. Class A (a)	1,782	130,264
American Software, Inc. Class A	961	22,824
Anaplan, Inc. (a)	4,299	261,766
AppFolio, Inc. (a)	535	64,414
Appian Corp. Class A (b)	1,181	109,254
Asana, Inc.	479	49,739
Aspen Technology, Inc. (a)	2,054	252,231
Avaya Holdings Corp. (a)	2,296	45,438
Benefitfocus, Inc. (a)	843	9,357
Bill.Com Holdings, Inc. (a)	1,869	498,930
Blackbaud, Inc. (a)	1,471	103,485
BlackLine, Inc. (a)	1,558	183,937
Bottomline Technologies, Inc. (a)	1,173	46,075
Box, Inc. Class A (a)	4,096	96,952
C3.Ai, Inc. (b)	501	23,216
CDK Global, Inc.	3,667	156,031
Cerence, Inc. (a)(b)	1,140	109,565
ChannelAdvisor Corp. (a)	919	23,186
Cloudera, Inc. (a)	6,506	103,901
CommVault Systems, Inc. (a)	1,417	106,714
Cornerstone OnDemand, Inc. (a)	1,833	104,958
Digimarc Corp. (a)(b)	398	13,707
Digital Turbine, Inc. (a)	2,275	156,406
Dolby Laboratories, Inc. Class A	1,983	174,504
Domo, Inc. Class B (a)	814	68,734
Dropbox, Inc. Class A (a)	8,970	262,103
Duck Creek Technologies, Inc. (a)	1,004	44,417
Dynatrace, Inc. (a)	5,568	395,161
Ebix, Inc.	731	19,686
eGain Communications Corp. (a)	675	6,885
Elastic NV (a)	1,905	283,826
Envestnet, Inc. (a)	1,634	131,112
Everbridge, Inc. (a)	1,098	165,842
FireEye, Inc. (a)	7,220	128,516
Five9, Inc. (a)	2,019	322,515
Guidewire Software, Inc. (a)	2,533	301,098
Intelligent Systems Corp. (a)	199	8,081
InterDigital, Inc.	932	63,208
j2 Global, Inc. (a)	1,286	175,693
Jamf Holding Corp. (b)	1,106	42,603
LivePerson, Inc. (a)	1,903	112,182
Manhattan Associates, Inc. (a)	1,934	295,960
McAfee Corp.	1,111	24,564
Medallia, Inc. (a)	2,484	84,133
MicroStrategy, Inc. Class A (a)(b)	231	133,610
Mimecast Ltd. (a)	1,771	112,636
Mitek Systems, Inc. (a)	1,275	23,588
Model N, Inc. (a)	929	31,122
Momentive Global, Inc. (a)	3,694	72,402
N-able, Inc. (b)	1,121	13,912
nCino, Inc. (a)	462	32,816
NCR Corp. (a)	3,942	152,792
New Relic, Inc. (a)	1,634	117,272
Nutanix, Inc. Class A	5,860	220,922
ON24, Inc. (a)	266	5,304
Onespan, Inc. (a)	1,002	18,818
Pagerduty, Inc. (a)	1,737	71,947
Palantir Technologies, Inc. (a)	13,263	318,843
Paylocity Holding Corp. (a)	1,141	319,936
Pegasystems, Inc.	1,195	151,885
Ping Identity Holding Corp. (a)	1,105	27,150
Progress Software Corp.	1,331	65,472
PROS Holdings, Inc. (a)	1,200	42,576
Q2 Holdings, Inc. (a)	1,579	126,541
QAD, Inc. Class A	351	30,674
Qualtrics International, Inc.	1,727	73,812
Qualys, Inc. (a)	1,018	113,293
Rapid7, Inc. (a)	1,597	180,493
SailPoint Technologies Holding, Inc. (a)	2,766	118,606
SecureWorks Corp. (a)	253	5,030
ShotSpotter, Inc. (a)	237	8,620
Smartsheet, Inc. (a)	3,484	239,769
Smith Micro Software, Inc. (a)	1,120	5,421
Sprout Social, Inc. (a)	866	105,609
SPS Commerce, Inc. (a)	1,075	173,408
Synchronoss Technologies, Inc. (a)	946	2,270
Telos Corp.	747	21,230
Tenable Holdings, Inc. (a)	2,037	93,987
Teradata Corp. (a)	3,301	189,312
Upland Software, Inc. (a)	760	25,414
Varonis Systems, Inc. (a)	3,091	188,087
Verint Systems, Inc. (a)	1,967	88,102
Veritone, Inc. (a)	773	18,467
Vertex, Inc. Class A (a)	732	14,069
Viant Technology, Inc.	348	4,253
VirnetX Holding Corp. (a)(b)	1,900	7,448
VMware, Inc. Class A (a)(b)	2,443	363,274
Vobile Group Ltd. (a)	24,000	18,960
Vonage Holdings Corp. (a)	7,037	113,436
Workiva, Inc. (a)	1,263	178,032
Xperi Holding Corp.	3,175	59,817
Yext, Inc. (a)	2,972	35,753
Zix Corp. (a)	1,637	11,574
Zuora, Inc. (a)	3,135	51,978
		10,823,847
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. (a)	3,738	103,057
Avid Technology, Inc. (a)	1,279	36,989
Corsair Gaming, Inc. (b)	636	16,491
Diebold Nixdorf, Inc. (a)	2,407	24,335
Eastman Kodak Co. (a)	1,976	13,457
Immersion Corp. (a)	420	2,873
Pure Storage, Inc. Class A (a)	7,434	187,039
Razer, Inc. (a)(d)	125,000	25,357
Super Micro Computer, Inc. (a)	1,314	48,053
Turtle Beach Corp. (a)(b)	500	13,910
Xerox Holdings Corp.	5,022	101,294
		572,855
TOTAL INFORMATION TECHNOLOGY		24,593,164
MATERIALS - 5.1%
Chemicals - 2.2%
AdvanSix, Inc.	836	33,231
American Vanguard Corp.	847	12,747
Amyris, Inc. (a)	5,066	69,556
Ashland Global Holdings, Inc.	1,641	146,246
Avient Corp.	2,760	127,926
Axalta Coating Systems Ltd. (a)	6,308	184,131
Balchem Corp.	981	142,314
Cabot Corp.	1,698	85,104
CF Industries Holdings, Inc.	6,481	361,769
Chase Corp.	222	22,677
Ecovyst, Inc.	1,514	17,653
Element Solutions, Inc.	6,599	143,066
Ferro Corp. (a)	2,502	50,891
FutureFuel Corp.	720	5,134
GCP Applied Technologies, Inc. (a)	1,480	32,442
H.B. Fuller Co.	1,569	101,295
Hawkins, Inc.	599	20,893
Huntsman Corp.	6,020	178,132
Ingevity Corp. (a)	1,226	87,500
Innospec, Inc.	750	63,165
Intrepid Potash, Inc. (a)	299	9,239
Koppers Holdings, Inc. (a)	618	19,319
Kraton Performance Polymers, Inc. (a)	964	43,997
Kronos Worldwide, Inc.	615	7,632
Livent Corp. (a)	4,814	111,252
Loop Industries, Inc. (a)(b)	670	7,658
Minerals Technologies, Inc.	1,033	72,145
NewMarket Corp.	223	75,546
Olin Corp.	4,319	208,392
Orion Engineered Carbons SA (a)	1,863	33,962
Quaker Chemical Corp.	398	94,613
Rayonier Advanced Materials, Inc. (a)	2,027	15,203
RPM International, Inc.	3,940	305,941
Sensient Technologies Corp.	1,277	116,309
Stepan Co.	650	73,411
The Chemours Co. LLC	4,999	145,271
The Mosaic Co.	10,447	373,167
The Scotts Miracle-Gro Co. Class A	1,232	180,316
Tredegar Corp.	731	8,904
Trinseo SA	1,161	62,671
Tronox Holdings PLC	3,320	81,838
Valvoline, Inc.	5,475	170,711
Westlake Chemical Corp.	1,051	95,788
		4,199,157
Construction Materials - 0.2%
Eagle Materials, Inc.	1,271	166,704
Forterra, Inc. (a)	509	11,992
Summit Materials, Inc. (a)	3,468	110,872
		289,568
Containers & Packaging - 1.2%
Aptargroup, Inc.	1,970	235,120
Berry Global Group, Inc. (a)	4,055	246,868
Crown Holdings, Inc.	4,084	411,586
Graphic Packaging Holding Co.	8,106	154,338
Greif, Inc. Class A	807	52,132
Myers Industries, Inc.	1,058	20,705
O-I Glass, Inc. (a)	4,811	68,653
Pactiv Evergreen, Inc.	1,224	15,324
Ranpak Holdings Corp. (A Shares) (a)	1,126	30,199
Sealed Air Corp.	4,681	256,472
Silgan Holdings, Inc.	2,336	89,609
Sonoco Products Co.	3,022	180,051
WestRock Co.	7,973	397,295
		2,158,352
Metals & Mining - 1.3%
Alcoa Corp. (a)	5,641	276,071
Allegheny Technologies, Inc. (a)	3,811	63,377
Arconic Corp. (a)	2,953	93,138
Carpenter Technology Corp.	1,473	48,226
Century Aluminum Co. (a)	1,493	20,081
Cleveland-Cliffs, Inc. (a)	13,901	275,379
Coeur d'Alene Mines Corp. (a)	7,453	45,985
Commercial Metals Co.	3,643	110,966
Compass Minerals International, Inc.	1,032	66,461
Coronado Global Resources, Inc. unit (a)(d)	18,724	17,283
Gatos Silver, Inc.	663	7,711
Gold Resource Corp.	1,995	3,132
Haynes International, Inc.	400	14,900
Hecla Mining Co.	16,142	88,781
Kaiser Aluminum Corp.	482	52,519
Materion Corp.	618	42,420
McEwen Mining, Inc. (a)	9,095	9,459
Reliance Steel & Aluminum Co.	1,925	274,159
Royal Gold, Inc.	1,987	189,739
Ryerson Holding Corp.	468	10,422
Schnitzer Steel Industries, Inc. Class A	842	36,888
Steel Dynamics, Inc.	6,074	355,208
SunCoke Energy, Inc.	2,435	15,292
TimkenSteel Corp. (a)(b)	1,206	15,774
United States Steel Corp.	7,948	174,618
Warrior Metropolitan Coal, Inc.	1,553	36,138
Worthington Industries, Inc.	1,046	55,124
		2,399,251
Paper & Forest Products - 0.2%
Clearwater Paper Corp. (a)	507	19,433
Domtar Corp. (a)	1,657	90,373
Glatfelter Corp.	1,340	18,894
Louisiana-Pacific Corp.	3,232	198,348
Mercer International, Inc. (SBI)	1,182	13,699
Neenah, Inc.	513	23,911
Resolute Forest Products	2,473	29,429
Schweitzer-Mauduit International, Inc.	932	32,303
Verso Corp.	918	19,049
		445,439
TOTAL MATERIALS		9,491,767
REAL ESTATE - 8.5%
Equity Real Estate Investment Trusts (REITs) - 7.9%
Acadia Realty Trust (SBI)	2,622	53,515
Agree Realty Corp.	2,080	137,758
Alexander & Baldwin, Inc.	2,244	52,599
Alexanders, Inc.	69	17,983
American Assets Trust, Inc.	1,552	58,076
American Campus Communities, Inc.	4,195	203,248
American Finance Trust, Inc.	3,231	25,977
American Homes 4 Rent Class A	8,188	312,127
Americold Realty Trust	7,671	222,843
Apartment Income (REIT) Corp.	4,536	221,402
Apartment Investment & Management Co. Class A	4,602	31,524
Apple Hospitality (REIT), Inc.	6,267	98,580
Armada Hoffler Properties, Inc.	1,914	25,590
Bluerock Residential Growth (REIT), Inc.	665	8,472
Brandywine Realty Trust (SBI)	5,313	71,300
Brixmor Property Group, Inc.	9,053	200,162
Broadstone Net Lease, Inc.	1,234	30,616
Camden Property Trust (SBI)	2,963	436,954
CareTrust (REIT), Inc.	2,966	60,269
CatchMark Timber Trust, Inc.	1,549	18,387
Centerspace	399	37,706
Chatham Lodging Trust (a)	1,399	17,138
City Office REIT, Inc.	1,354	24,182
Columbia Property Trust, Inc.	3,528	67,103
Community Healthcare Trust, Inc.	722	32,627
CorEnergy Infrastructure Trust, Inc.	402	1,781
CoreSite Realty Corp.	1,299	179,963
Corporate Office Properties Trust (SBI)	3,444	92,919
Cousins Properties, Inc.	4,571	170,453
CTO Realty Growth, Inc.	169	9,085
CubeSmart	6,079	294,528
CyrusOne, Inc.	3,656	283,011
DiamondRock Hospitality Co. (a)	6,361	60,111
Digitalbridge Group, Inc. (a)	14,857	89,588
Diversified Healthcare Trust (SBI)	7,333	24,859
Douglas Emmett, Inc.	5,014	158,493
Easterly Government Properties, Inc.	2,595	53,613
EastGroup Properties, Inc.	1,216	202,622
Empire State Realty Trust, Inc.	4,239	42,517
EPR Properties	2,265	111,846
Equity Commonwealth	3,673	95,425
Equity Lifestyle Properties, Inc.	5,158	402,840
Essential Properties Realty Trust, Inc.	3,516	98,167
Farmland Partners, Inc.	833	9,988
Federal Realty Investment Trust (SBI)	2,125	250,729
First Industrial Realty Trust, Inc.	3,963	206,393
Four Corners Property Trust, Inc.	2,375	63,793
Franklin Street Properties Corp.	2,996	13,901
Gaming & Leisure Properties	6,645	307,796
Getty Realty Corp.	1,168	34,234
Gladstone Commercial Corp.	1,145	24,079
Gladstone Land Corp.	736	16,759
Global Medical REIT, Inc.	1,497	22,006
Global Net Lease, Inc.	2,821	45,192
Healthcare Realty Trust, Inc.	4,272	127,220
Healthcare Trust of America, Inc.	6,677	198,040
Hersha Hospitality Trust (a)	1,086	10,132
Highwoods Properties, Inc. (SBI)	3,182	139,563
Host Hotels & Resorts, Inc. (a)	21,374	349,037
Hudson Pacific Properties, Inc.	4,601	120,868
Independence Realty Trust, Inc.	3,134	63,777
Industrial Logistics Properties Trust	2,046	51,989
Iron Mountain, Inc.	8,747	380,057
iStar Financial, Inc.	2,246	56,330
JBG SMITH Properties	3,366	99,667
Kilroy Realty Corp.	3,219	213,130
Kimco Realty Corp.	18,298	379,684
Kite Realty Group Trust	2,567	52,264
Lamar Advertising Co. Class A	2,626	297,920
Lexington Corporate Properties Trust	8,478	108,095
Life Storage, Inc.	2,299	263,787
LTC Properties, Inc.	1,213	38,440
Mack-Cali Realty Corp. (a)	2,644	45,265
Monmouth Real Estate Investment Corp. Class A	3,020	56,323
National Health Investors, Inc.	1,374	73,509
National Retail Properties, Inc.	5,341	230,678
National Storage Affiliates Trust	2,235	117,986
NETSTREIT Corp.	761	17,998
NexPoint Residential Trust, Inc.	708	43,811
Office Properties Income Trust	1,523	38,578
Omega Healthcare Investors, Inc.	7,051	211,248
One Liberty Properties, Inc.	542	16,526
Outfront Media, Inc.	4,392	110,678
Paramount Group, Inc.	5,093	45,786
Park Hotels & Resorts, Inc. (a)	7,147	136,794
Pebblebrook Hotel Trust	3,956	88,654
Physicians Realty Trust	6,441	113,490
Piedmont Office Realty Trust, Inc. Class A	3,840	66,931
Plymouth Industrial REIT, Inc.	912	20,748
Potlatch Corp.	2,032	104,811
Preferred Apartment Communities, Inc. Class A	1,458	17,831
PS Business Parks, Inc.	622	97,492
Rayonier, Inc.	4,191	149,535
Regency Centers Corp.	4,807	323,655
Retail Opportunity Investments Corp.	3,681	64,123
Retail Properties America, Inc.	6,629	85,382
Retail Value, Inc.	510	13,428
Rexford Industrial Realty, Inc.	4,030	228,703
RLJ Lodging Trust	5,048	75,013
RPT Realty	2,467	31,479
Ryman Hospitality Properties, Inc. (a)	1,665	139,361
Sabra Health Care REIT, Inc.	6,432	94,679
Safehold, Inc.	444	31,919
Saul Centers, Inc.	413	18,197
Seritage Growth Properties (a)	1,132	16,788
Service Properties Trust	5,037	56,465
SITE Centers Corp.	5,171	79,840
SL Green Realty Corp.	2,107	149,260
Spirit Realty Capital, Inc.	3,512	161,692
Stag Industrial, Inc.	4,878	191,462
Store Capital Corp.	7,329	234,748
Summit Hotel Properties, Inc. (a)	3,146	30,296
Sunstone Hotel Investors, Inc. (a)	6,600	78,804
Tanger Factory Outlet Centers, Inc. (b)	2,826	46,064
Terreno Realty Corp.	2,116	133,795
The GEO Group, Inc. (b)	3,599	26,885
The Macerich Co.	3,519	58,802
UDR, Inc.	9,019	477,827
UMH Properties, Inc.	1,188	27,205
Uniti Group, Inc.	7,113	87,988
Universal Health Realty Income Trust (SBI)	407	22,495
Urban Edge Properties	3,411	62,455
Urstadt Biddle Properties, Inc. Class A	930	17,605
VEREIT, Inc.	6,942	313,987
Vornado Realty Trust	4,757	199,842
Washington REIT (SBI)	2,606	64,499
Whitestone REIT Class B	1,238	12,108
WP Carey, Inc.	5,330	389,303
Xenia Hotels & Resorts, Inc. (a)	3,480	61,735
		14,695,390
Real Estate Management & Development - 0.6%
Cushman & Wakefield PLC (a)	3,698	68,820
eXp World Holdings, Inc.	1,719	68,365
Forestar Group, Inc. (a)	498	9,278
Howard Hughes Corp. (a)	1,356	119,070
Jones Lang LaSalle, Inc. (a)	1,549	384,291
Kennedy-Wilson Holdings, Inc.	3,711	77,634
Marcus & Millichap, Inc. (a)	715	29,043
Newmark Group, Inc.	4,892	70,005
RE/MAX Holdings, Inc.	568	17,699
Realogy Holdings Corp. (a)	3,475	60,952
Redfin Corp. (a)(b)	3,127	156,663
Tejon Ranch Co. (a)	602	10,692
The RMR Group, Inc.	497	16,625
The St. Joe Co.	951	40,037
		1,129,174
TOTAL REAL ESTATE		15,824,564
UTILITIES - 2.8%
Electric Utilities - 0.9%
Allete, Inc.	1,566	93,208
Avangrid, Inc. (b)	1,673	81,308
Hawaiian Electric Industries, Inc.	3,310	135,147
IDACORP, Inc.	1,531	158,275
MGE Energy, Inc.	1,106	81,291
NRG Energy, Inc.	7,414	302,714
OGE Energy Corp.	6,052	199,474
Otter Tail Corp.	1,274	71,306
Pinnacle West Capital Corp.	3,411	246,820
PNM Resources, Inc.	2,549	126,125
Portland General Electric Co.	2,704	127,061
Via Renewables, Inc. Class A, (b)	296	3,016
		1,625,745
Gas Utilities - 0.7%
Atmos Energy Corp.	3,875	341,775
Chesapeake Utilities Corp.	531	63,747
National Fuel Gas Co.	2,740	143,905
New Jersey Resources Corp.	2,894	100,740
Northwest Natural Holding Co.	932	42,863
ONE Gas, Inc.	1,605	101,709
South Jersey Industries, Inc.	3,016	64,120
Southwest Gas Corp.	1,734	115,970
Spire, Inc.	1,554	95,074
UGI Corp.	6,303	268,634
		1,338,537
Independent Power and Renewable Electricity Producers - 0.3%
Clearway Energy, Inc.:
Class A	862	24,308
Class C	2,416	73,132
Ormat Technologies, Inc. (b)	1,351	89,990
Sunnova Energy International, Inc. (a)	1,907	62,817
Vistra Corp.	14,648	250,481
		500,728
Multi-Utilities - 0.6%
Avista Corp.	2,076	81,213
Black Hills Corp.	1,898	119,118
CenterPoint Energy, Inc.	16,702	410,869
MDU Resources Group, Inc.	6,093	180,779
NiSource, Inc.	11,833	286,714
NorthWestern Energy Corp.	1,522	87,211
Unitil Corp.	463	19,807
		1,185,711
Water Utilities - 0.3%
American States Water Co.	1,119	95,697
Cadiz, Inc. (a)	943	6,639
California Water Service Group	1,525	89,868
Essential Utilities, Inc.	6,768	311,869
Middlesex Water Co.	534	54,885
SJW Corp.	805	53,178
York Water Co.	384	16,773
		628,909
TOTAL UTILITIES		5,279,630
TOTAL COMMON STOCKS (Cost $156,439,663)		184,189,273

Money Market Funds - 5.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (e)	2,424,648	2,425,133
Fidelity Securities Lending Cash Central Fund 0.06% (f)	7,605,155	7,605,915
TOTAL MONEY MARKET FUNDS (Cost $10,031,048)		10,031,048

TOTAL INVESTMENT IN SECURITIES - 104.0% (Cost $166,470,711)	194,220,321
NET OTHER ASSETS (LIABILITIES) - (4.0)% (g)	(7,395,601)
NET ASSETS - 100.0%	186,824,720

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	10	Dec 2021	1,100,400	(2,893)	(2,893)
CME E-mini S&P MidCap 400 Index Contracts (United States)	6	Dec 2021	1,579,920	(39,552)	(39,552)

TOTAL FUTURES CONTRACTS					(42,445)
The notional amount of futures purchased as a percentage of Net Assets is 1.4%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $236,372 or 0.1% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.
(g)	Includes $165,500 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	2,006,878	73,290,853	72,872,540	1,989	(58)	-	2,425,133	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	4,597,730	25,697,002	22,688,817	30,420	-	-	7,605,915	0.0%
Total	6,604,608	98,987,855	95,561,357	32,409	(58)	-	10,031,048

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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